As filed with the Securities and Exchange Commission on July 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00500 and 811-04418

                         California Investment Trust II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          44 Montgomery St. Suite 2100, San Francisco, California 94104
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)
                                 Steve C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
                     ---------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2005

Item 1. Schedule of Investments.

California Investment Trust II

Quarterly portfolio of Investments
May 31,2005

-----------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
-----------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)                             Par Value           Rate      Maturity          Value
ASSET/MORTGAGE BACKED (65.34%)
Ginnie Mae I Pool                                                      $    361,992           6.50%    4/15/2016   $    380,177
Ginnie Mae I Pool                                                         1,643,812           5.50%    2/15/2019      1,702,134
Ginnie Mae I Pool                                                         1,781,380           5.00%    2/15/2019      1,819,484
Ginnie Mae I Pool                                                         1,651,640           5.00%    1/15/2019      1,686,969
Ginnie Mae I Pool                                                         1,336,530           5.50%    1/15/2025      1,382,103
Ginnie Mae I Pool                                                            31,843           9.00%   10/15/2018         34,913
Ginnie Mae I Pool                                                            10,437          10.00%    9/15/2018         11,853
Ginnie Mae I Pool                                                         1,437,648           5.00%    2/15/2018      1,468,612
Ginnie Mae I Pool                                                           276,825           5.00%    4/15/2018        288,205
Ginnie Mae I Pool                                                           815,822           5.00%    9/15/2018        833,393
Ginnie Mae I Pool                                                         1,651,112           5.00%    4/15/2018      1,686,673
Ginnie Mae I Pool                                                           787,751           5.00%    2/15/2019        804,718
Ginnie Mae I Pool                                                         1,556,346           5.00%    1/15/2019      1,589,636
Ginnie Mae I Pool                                                         1,651,582           5.00%    1/15/2019      1,686,910
Ginnie Mae I Pool                                                           234,093           6.00%    4/15/2016        243,716
Ginnie Mae I Pool                                                           179,796           6.00%    4/15/2014        187,195
Ginnie Mae I Pool                                                           267,578           6.00%    4/15/2014        278,591
Ginnie Mae I Pool                                                         2,721,130           4.50%   12/20/1934      2,720,915
                                                                                                                   ------------
Total Asset/Mortgage Backed                                                                                          18,806,197
                                                                                                                   ------------

GOVERNMENT DEBT (19.35%)
United States T-Bond                                                      2,000,000           7.63%   11/15/2022      2,792,032
United States T-Bond                                                      1,300,000           7.25%    5/15/2016      1,655,723
United States T-Bond                                                      1,000,000           5.25%   11/15/2028      1,122,540
                                                                                                                   ------------
Total Gov't Debt                                                                                                      5,570,295
                                                                                                                   ------------

                                                                                            Yield to
                                                                         Par Value          Maturity    Maturity       Value
SHORT TERM (15.23%)
United States T-Bill                                                      1,300,000           2.79%    8/11/2005      1,292,849
United States T-Bill                                                        200,000           2.94%    9/15/2005        198,288
United States T-Bill                                                      1,000,000           2.64%    6/23/2005        998,359
United States T-Bill                                                        400,000           2.40%     6/9/2005        399,775
United States T-Bill                                                      1,500,000           2.73%     7/7/2005      1,495,822
                                                                                                                   ------------
Total Short Term                                                                                                      4,385,093
                                                                                                                   ------------

                                                                                                                   ------------
Total Investments (Cost $28,485,573) (99.92%)                                                                        28,761,585
                                                                                                                   ------------
Other Net Assets (0.08%)                                                                                                 21,915
                                                                                                                   ------------
Net Assets (100%)                                                                                                    28,783,500
                                                                                                                   ------------

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                                                  28,485,573
Unrealized Appreciation                                                                                                 446,969
Unrealized Depreciation                                                                                               (170,957)
                                                                                                                   ------------
Net Unrealized Appreciation(Depreciation)                                                                               276,012
                                                                                                                   ------------

-----------------------------------------------------------
THE UNITED STATES TREASURY TRUST
-----------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)                                               Yield to
                                                                          Par Value         Maturity   Maturity         Value
SHORT TERM (100.03%)
United States T-Bill                                                   $  6,500,000           2.41%     6/9/2005   $  6,496,333
United States T-Bill                                                     10,000,000           2.64%    6/23/2005      9,983,592
United States T-Bill                                                     13,200,000           2.71%     7/7/2005     13,163,494
United States T-Bill                                                     11,500,000           2.84%    8/11/2005     11,435,591
United States T-Bill                                                        900,000           2.83%    8/18/2005        894,502
United States T-Bill                                                        700,000           2.97%    9/15/2005        693,955
                                                                                                                   ------------
Total Investments (Cost $42,667,467) (a) (100.03%)                                                                   42,667,467
                                                                                                                   ------------
Other Net Assets (-0.03%)                                                                                              (14,880)
                                                                                                                   ------------
Net Assets (100%)                                                                                                    42,652,587
                                                                                                                   ------------

(a) Aggregate cost is $42,667,467

-----------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND
-----------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)                             Par Value           Rate      Maturity          Value
ASSET/MORTGAGE BACKED (10.36%)
Ginnie Mae II Pool                                                     $    941,526           4.50%   11/20/1934   $    941,442
Ginnie Mae II Pool                                                          833,335           4.00%    6/20/1934        837,931
                                                                                                                   ------------
Total Asset/Mortgage Backed                                                                                           1,779,373
                                                                                                                   ------------

GOVERNMENT DEBT (81.52%)
U.S. T-Note                                                               2,000,000          5.625%    5/15/2008      2,110,782
U.S. T-Note                                                               2,000,000           6.50%   10/15/2006      2,079,844
U.S. T-Note                                                               2,000,000          5.625%    2/15/2006      2,034,766
U.S. T-Note                                                               2,000,000           5.75%   11/15/2005      2,023,594
U.S. T-Note                                                               3,700,000           2.75%    8/15/2007      3,634,240
U.S. T-Note                                                               2,000,000          6.625%    5/15/2007      2,114,610
                                                                                                                   ------------
Total Government Debt                                                                                                13,997,836
                                                                                                                   ------------

SHORT TERM (7.54%)                                                                          Yield to
                                                                          Par Value         Maturity    Maturity       Value
U.S. T-Bill                                                                 700,000           2.75%    8/11/2005        696,207
U.S. T-Bill                                                                 300,000           2.73%     7/7/2005        299,164
U.S. T-Bill                                                                 100,000           2.64%    6/23/2005         99,836
U.S. T-Bill                                                                 200,000           2.81%    8/18/2005        198,783
                                                                                                                   ------------
Total Short Term                                                                                                      1,293,991
                                                                                                                   ------------

                                                                                                                   ------------
Total Investments (Cost $17,219,610) (a) (99.42%)                                                                    17,071,200
                                                                                                                   ------------
Other Net Assets (0.58%)                                                                                                100,260
                                                                                                                   ------------
Net Assets (100%)                                                                                                    17,171,459
                                                                                                                   ------------

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                                                  17,219,610
Unrealized Appreciation                                                                                                  13,097
Unrealized Depreciation                                                                                               (161,507)
                                                                                                                   ------------
Net Unrealized Appreciation(Depreciation)                                                                             (148,410)
                                                                                                                   ------------

-------------------------------------------------------------
S&P 500 INDEX FUND
-------------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)
Common Stock (99.41%)
Basic Materials (2.78%)                                         Shares          Value
Air Products & Chemicals Inc                                     2,287   $    137,746
Alcoa Inc                                                        8,738        236,800
Allegheny Technologies Inc                                         854         18,156
Ashland Inc                                                        731         49,927
Dow Chemical Co/The                                              9,438        427,447
Eastman Chemical Co                                                810         47,612
Ecolab Inc                                                       2,593         83,832
EI Du Pont de Nemours & Co                                      10,025        466,263
Engelhard Corp                                                   1,218         35,809
Freeport-McMoRan Copper & Gold Inc                               1,812         63,964
Georgia-Pacific Corp                                             2,672         88,550
Great Lakes Chemical Corp                                          530         17,967
Hercules Inc*                                                    1,129         15,603
International Flavors & Fragrances Inc                             983         36,459
International Paper Co                                           4,895        157,668
Louisiana-Pacific Corp                                           1,130         28,453
MeadWestvaco Corp                                                2,112         60,572
Newmont Mining Corp                                              4,466        166,314
Nucor Corp                                                       1,652         87,490
Phelps Dodge Corp                                                  942         82,331
Plum Creek Timber Co Inc (REIT)                                  1,837         64,387
PPG Industries Inc                                               1,787        116,852
Praxair Inc                                                      3,267        153,124
Rohm & Haas Co                                                   2,254        105,149
Sherwin-Williams Co/The                                          1,422         63,208
Sigma-Aldrich Corp                                                 727         43,555
Temple-Inland Inc                                                1,152         41,149
United States Steel Corp                                         1,191         47,366
Weyerhaeuser Co                                                  2,467        158,258
                                                                         ------------
Total Basic Materials                                                       3,102,011
                                                                         ------------

Communications (10.49%)
Interpublic Group of Cos Inc*                                    4,255         52,507
Omnicom Group Inc                                                1,881        154,035
eBay Inc*                                                       13,282        504,849
Monster Worldwide Inc*                                           1,196         31,550
Symantec Corp*                                                   6,494        146,829
Yahoo! Inc*                                                     13,890        516,708
Clear Channel Communications Inc                                 5,806        169,709
Comcast Corp*                                                   22,336        719,219
Walt Disney Co                                                  20,541        563,645
Dow Jones & Co Inc                                                 853         30,282
Gannett Co Inc                                                   2,568        191,213
Knight-Ridder Inc                                                  842         53,113
McGraw-Hill Cos Inc/The                                          3,816        166,607
Meredith Corp                                                      527         26,139
New York Times Co                                                1,459         45,769
News Corp                                                       26,300        424,219
Time Warner Inc*                                                45,937        799,304
Tribune Co                                                       3,197        115,667
Univision Communications Inc*                                    3,252         86,536
Viacom Inc                                                      17,155        588,245
ADC Telecommunications Inc                                       1,162         21,102
AT&T Corp                                                        8,007        150,452
Alltel Corp                                                      3,096        180,094
Andrew Corp*                                                     1,650         21,879
Avaya Inc*                                                       4,387         40,141
BellSouth Corp                                                  18,392        492,170
CenturyTel Inc                                                   1,354         44,398
Ciena Corp*                                                      5,753         12,542
Cisco Systems Inc*                                              66,330      1,285,475
Citizens Communications Co                                       3,037         41,425
Comverse Technology Inc*                                         2,034         47,860
Corning Inc*                                                    14,053        220,351
JDS Uniphase Corp*                                              14,529         22,229
Lucent Technologies Inc*                                        44,252        124,348
Motorola Inc                                                    23,735        412,277
Nextel Communications Inc*                                      11,187        337,624
Qualcomm Inc                                                    16,353        609,313
Qwest Communications International Inc*                         18,271         71,622
SBC Communications Inc                                          33,290        778,320
Scientific-Atlanta Inc                                           1,520         50,616
Sprint Corp                                                     14,800        350,612
Tellabs Inc*                                                     4,380         36,004
Verizon Communications Inc                                      27,813        984,024
                                                                         ------------
Total Communications                                                       11,721,023
                                                                         ------------

Consumer, Cyclical (9.67%)
Delta Air Lines Inc*                                             1,352          5,205
Southwest Airlines Co                                            7,844        114,130
Coach Inc*                                                       3,780        109,771
Jones Apparel Group Inc                                          1,220         38,930
Liz Claiborne Inc                                                1,076         40,404
Nike Inc                                                         2,645        217,419
Reebok International Ltd                                           619         25,199
VF Corp                                                          1,136         64,104
Ford Motor Co                                                   18,383        183,462
General Motors Corp                                              5,683        179,185
Navistar International Corp*                                       734         22,394
Paccar Inc                                                       1,764        124,803
Cooper Tire & Rubber Co                                            779         14,832
Dana Corp                                                        1,495         20,257
Delphi Corp                                                      5,646         24,560
Goodyear Tire & Rubber Co/The*                                   1,764         25,384
Johnson Controls Inc                                             1,912        108,334
Visteon Corp                                                     1,369         10,445
Genuine Parts Co                                                 1,739         74,707
WW Grainger Inc                                                    962         52,323
International Game Technology                                    3,467         97,700
Centex Corp                                                      1,320         86,434
KB Home                                                            876         59,165
Pulte Homes Inc                                                  1,305         99,767
Maytag Corp                                                        844         12,314
Whirlpool Corp                                                     742         51,050
Newell Rubbermaid Inc                                            2,765         63,014
Brunswick Corp                                                     956         41,146
Carnival Corp                                                    6,360        336,444
Harley-Davidson Inc                                              2,964        145,325
Sabre Holdings Corp                                              1,363         27,355
Harrah's Entertainment Inc                                       1,176         84,449
Hilton Hotels Corp                                               3,884         94,109
Marriott International Inc                                       2,270        153,316
Starwood Hotels & Resorts Worldwide Inc                          2,146        120,112
Autonation Inc*                                                  2,662         53,213
Autozone Inc*                                                      810         73,321
Bed Bath & Beyond Inc*                                           3,027        123,048
Best Buy Co Inc                                                  3,264        177,660
Big Lots Inc*                                                    1,135         14,369
CVS Corp                                                         4,025        220,771
Circuit City Stores Inc                                          1,966         32,223
Costco Wholesale Corp                                            4,633        210,431
Darden Restaurants Inc                                           1,581         51,351
Dillard's Inc                                                      852         20,380
Dollar General Corp                                              3,296         64,635
Family Dollar Stores Inc                                         1,687         43,305
Federated Department Stores Inc                                  1,718        115,879
Gap Inc/The                                                      8,802        184,842
Home Depot Inc                                                  22,056        867,904
Kohl's Corp*                                                     3,452        168,078
Ltd Brands                                                       4,108         84,502
Lowe's Cos Inc                                                   7,832        448,069
May Department Stores Co/The                                     2,937        112,076
McDonald's Corp                                                 12,621        390,494
Nordstrom Inc                                                    1,443         88,081
Office Depot Inc*                                                3,143         61,980
OfficeMax Inc                                                      900         27,315
JC Penney Co Inc Holding Co                                      2,882        143,408
RadioShack Corp                                                  1,594         40,105
Sears Holdings Corp*                                               690        101,223
Staples Inc                                                      7,513        161,755
Starbucks Corp*                                                  4,024        220,314
TJX Cos Inc                                                      4,910        112,586
Target Corp                                                      9,075        487,328
Tiffany & Co                                                     1,541         47,971
Toys R US Inc*                                                   2,152         56,382
Wal-Mart Stores Inc                                             42,622      2,013,037
Walgreen Co                                                     10,293        466,685
Wendy's International Inc                                        1,196         53,975
Yum! Brands Inc                                                  2,947        151,152
Cintas Corp                                                      1,709         68,992
Hasbro Inc                                                       1,849         37,313
Mattel Inc                                                       4,213         76,592
                                                                         ------------
Total Consumer, Cyclical                                                   10,800,293
                                                                         ------------

Consumer, Non-cyclical (22.10%)
Altria Group Inc                                                20,613      1,383,957
Archer-Daniels-Midland Co                                        6,585        130,712
Monsanto Co                                                      2,660        151,620
Reynolds American Inc                                            1,486        123,204
UST Inc                                                          1,650         73,524
Anheuser-Busch Cos Inc                                           7,947        372,317
Brown-Forman Corp                                                1,281         76,373
Coca-Cola Co/The                                                23,076      1,029,882
Coca-Cola Enterprises Inc                                        4,721        103,295
Molson Coors Brewing Co                                            388         22,686
Pepsi Bottling Group Inc                                         2,516         71,379
PepsiCo Inc                                                     17,019        958,170
Amgen Inc*                                                      12,719        795,955
Biogen Idec Inc*                                                 3,356        131,220
Chiron Corp*                                                     1,878         70,500
Genzyme Corp*                                                    2,372        147,989
Medimmune Inc*                                                   2,495         65,868
Millipore Corp*                                                    523         26,929
Apollo Group Inc*                                                1,865        146,403
H&R Block Inc                                                    1,656         82,668
Cendant Corp                                                    10,593        224,678
Convergys Corp*                                                  1,500         20,445
RR Donnelley & Sons Co                                           2,258         75,079
Equifax Inc                                                      1,359         47,144
McKesson Corp                                                    2,957        119,078
Moody's Corp                                                     2,952        127,733
Paychex Inc                                                      3,805        109,888
Robert Half International Inc                                    1,810         45,141
Alberto-Culver Co                                                  954         42,291
Avon Products Inc                                                4,758        189,083
Colgate-Palmolive Co                                             5,335        266,590
Gillette Co/The                                                 10,065        530,828
Procter & Gamble Co                                             25,540      1,408,531
Albertson's Inc                                                  3,703         77,726
Campbell Soup Co                                                 4,140        128,464
ConAgra Foods Inc                                                5,222        136,555
General Mills Inc                                                3,699        183,101
HJ Heinz Co                                                      3,547        129,004
Hershey Co/The                                                   2,474        158,856
Kellogg Co                                                       4,154        188,965
Kroger Co/The*                                                   7,436        124,702
McCormick & Co Inc                                               1,375         46,530
Safeway Inc*                                                     4,502         99,089
Sara Lee Corp                                                    7,896        160,210
Supervalu Inc                                                    1,421         46,552
Sysco Corp                                                       6,424        238,716
WM Wrigley Jr Co                                                 2,258        154,154
CR Bard Inc                                                      1,084         73,983
Bausch & Lomb Inc                                                  546         42,637
Baxter International Inc                                         6,202        228,854
Becton Dickinson & Co                                            2,548        146,383
Biomet Inc                                                       2,547         95,996
Boston Scientific Corp*                                          8,497        230,184
Guidant Corp                                                     3,186        235,414
Johnson & Johnson                                               29,819      2,000,855
Medtronic Inc                                                   12,150        653,063
St Jude Medical Inc*                                             3,642        146,117
Stryker Corp                                                     4,045        196,789
Zimmer Holdings Inc*                                             2,450        187,621
Aetna Inc                                                        2,998        233,874
HCA Inc                                                          4,249        229,446
Health Management Associates Inc                                 2,507         63,227
Humana Inc*                                                      1,588         57,740
Laboratory Corp of America Holdings*                             1,402         67,927
Manor Care Inc                                                     938         36,451
Quest Diagnostics Inc                                            1,092        114,660
Tenet Healthcare Corp*                                           4,695         56,903
UnitedHealth Group Inc                                          13,194        640,965
WellPoint Inc*                                                   2,861        380,513
Avery Dennison Corp                                              1,091         57,223
Clorox Co                                                        1,528         89,250
Fortune Brands Inc                                               1,441        124,647
Kimberly-Clark Corp                                              4,917        316,311
Abbott Laboratories                                             15,684        756,596
Allergan Inc                                                     1,379        106,610
AmerisourceBergen Corp                                           1,178         76,063
Bristol-Myers Squibb Co                                         19,542        495,585
Cardinal Health Inc                                              4,324        250,489
Caremark Rx Inc*                                                 4,502        201,059
Express Scripts Inc*                                               797         73,635
Forest Laboratories Inc*                                         3,706        142,977
Gilead Sciences Inc*                                             4,325        176,460
Hospira Inc*                                                     1,550         59,024
King Pharmaceuticals Inc*                                        2,430         22,988
Eli Lilly & Co                                                  11,358        662,171
Medco Health Solutions Inc*                                      2,741        137,050
Merck & Co Inc                                                  22,290        723,088
Mylan Laboratories Inc                                           2,707         44,666
Pfizer Inc                                                      75,759      2,113,676
Schering-Plough Corp                                            14,792        288,444
Watson Pharmaceuticals Inc*                                      1,136         34,148
Wyeth                                                           13,400        581,158
                                                                         ------------
Total Consumer, Non-cyclical                                               24,696,704
                                                                         ------------

Energy (8.05%)
Amerada Hess Corp                                                  943         87,558
Anadarko Petroleum Corp                                          2,511        190,083
Apache Corp                                                      3,284        192,968
Burlington Resources Inc                                         3,965        200,946
Chevron Corp                                                    21,300      1,145,514
ConocoPhillips                                                   6,919        746,145
Devon Energy Corp                                                4,928        226,195
EOG Resources Inc                                                2,450        122,231
Exxon Mobil Corp                                                64,958      3,650,640
Kerr-McGee Corp                                                  1,069         78,956
Marathon Oil Corp                                                3,483        168,891
Occidental Petroleum Corp                                        3,970        290,247
Rowan Cos Inc*                                                   1,121         30,828
Sunoco Inc                                                         703         72,107
Unocal Corp                                                      2,648        150,910
Valero Energy Corp                                               2,576        176,765
Nabors Industries Ltd*                                           1,552         85,531
Noble Corp                                                       1,408         79,721
Transocean Inc*                                                  3,235        161,135
BJ Services Co                                                   1,674         84,286
Baker Hughes Inc                                                 3,375        155,891
Halliburton Co                                                   4,631        197,929
Schlumberger Ltd                                                 5,932        405,571
Dynegy Inc*                                                      3,790         17,624
El Paso Corp                                                     6,472         66,920
Kinder Morgan Inc                                                1,319        102,499
Williams Cos Inc                                                 5,523        101,678
                                                                         ------------
Total Energy                                                                8,989,769
                                                                         ------------

Financial (19.79%)
AmSouth Bancorp                                                  3,573         95,256
BB&T Corp                                                        5,557        221,947
Bank of America Corp                                            40,641      1,882,491
Bank of New York Co Inc/The                                      7,816        225,257
Comerica Inc                                                     1,731         96,728
Fifth Third Bancorp                                              5,567        237,266
First Horizon National Corp                                      1,238         52,281
Huntington Bancshares Inc/OH                                     2,325         54,219
Keycorp                                                          4,087        133,890
M&T Bank Corp                                                    1,179        120,423
Marshall & Ilsley Corp                                           2,248         97,810
Mellon Financial Corp                                            4,300        119,368
National City Corp                                               6,426        222,083
North Fork Bancorporation Inc                                    2,686         73,220
Northern Trust Corp                                              2,205        101,254
PNC Financial Services Group Inc                                 2,826        154,441
Regions Financial Corp                                           4,676        157,488
State Street Corp                                                3,354        160,992
SunTrust Banks Inc                                               2,974        218,916
Synovus Financial Corp                                           3,106         90,291
US Bancorp                                                      18,780        550,817
Wachovia Corp                                                   16,131        818,648
Wells Fargo & Co                                                16,965      1,024,856
Zions Bancorporation                                               953         67,511
American Express Co                                             12,629        680,072
Bear Stearns Cos Inc/The                                         1,041        103,101
CIT Group Inc                                                    2,117         89,803
Capital One Financial Corp                                       2,444        184,278
Citigroup Inc                                                   52,044      2,451,793
Countrywide Financial Corp                                       5,826        216,552
E*Trade Financial Corp*                                          3,742         46,214
Freddie Mac                                                      6,902        448,906
Fannie Mae                                                       9,724        576,050
Federated Investors Inc                                          1,148         33,992
Franklin Resources Inc                                           2,509        180,999
Goldman Sachs Group Inc                                          4,882        475,995
JPMorgan Chase & Co                                             35,786      1,279,350
Janus Capital Group Inc                                          2,377         36,511
Lehman Brothers Holdings Inc                                     2,726        251,337
MBNA Corp                                                       12,836        270,711
Merrill Lynch & Co Inc                                           9,438        512,106
Morgan Stanley                                                  11,035        540,274
T Rowe Price Group Inc                                           1,313         78,334
Providian Financial Corp*                                        2,949         52,551
SLM Corp                                                         4,324        208,719
Charles Schwab Corp/The                                         13,553        153,691
Aflac Inc                                                        5,095        211,697
Allstate Corp/The                                                6,962        405,188
AMBAC Financial Group Inc                                        1,127         81,313
American International Group Inc                                26,175      1,454,021
AON Corp                                                         3,184         79,377
Cigna Corp                                                       1,363        132,552
Chubb Corp                                                       1,978        166,607
Cincinnati Financial Corp                                        1,751         69,112
Hartford Financial Services Group Inc                            2,990        223,622
Jefferson-Pilot Corp                                             1,373         69,199
Lincoln National Corp                                            1,756         79,951
Loews Corp                                                       1,856        139,757
MBIA Inc                                                         1,415         79,141
MGIC Investment Corp                                             1,044         64,039
Marsh & McLennan Cos Inc                                         5,230        151,879
Metlife Inc                                                      7,536        336,106
Principal Financial Group                                        3,148        125,574
Progressive Corp/The                                             2,010        193,101
Prudential Financial Inc                                         5,171        327,376
Safeco Corp                                                      1,287         69,253
St Paul Travelers Cos Inc/The                                    6,718        254,478
Torchmark Corp                                                   1,087         57,339
UnumProvident Corp                                               2,983         54,768
ACE Ltd                                                          2,936        126,894
XL Capital Ltd                                                   1,449        109,081
Apartment Investment & Management Co                               995         36,915
Archstone-Smith Trust                                            2,000         73,640
Equity Office Properties Trust                                   4,057        131,812
Equity Residential                                               2,884        103,536
Prologis                                                         1,848         75,472
Simon Property Group Inc                                         2,150        147,748
Golden West Financial Corp                                       3,081        192,932
Sovereign Bancorp Inc                                            3,448         76,959
Washington Mutual Inc                                            8,766        362,036
                                                                         ------------
Total Financial                                                            22,111,267
                                                                         ------------

Industrial (11.50%)
Boeing Co                                                        8,433        538,869
General Dynamics Corp                                            2,089        225,570
Goodrich Corp                                                    1,231         51,530
Lockheed Martin Corp                                             4,469        289,993
Northrop Grumman Corp                                            3,601        200,648
Raytheon Co                                                      4,548        178,100
Rockwell Collins Inc                                             1,757         86,778
United Technologies Corp                                         5,140        548,438
American Standard Cos Inc                                        2,178         93,218
Masco Corp                                                       4,484        143,578
Vulcan Materials Co                                              1,068         64,005
American Power Conversion Corp                                   1,924         48,985
Emerson Electric Co                                              4,221        280,570
Molex Inc                                                        1,895         50,199
Power-One Inc*                                                     892          4,888
Agilent Technologies Inc*                                        4,886        117,313
Applera Corp - Applied Biosystems Group                          1,972         42,221
Fisher Scientific International Inc*                             1,154         72,079
Jabil Circuit Inc*                                               2,099         61,354
PerkinElmer Inc                                                  1,321         25,271
Sanmina-SCI Corp*                                                5,243         26,897
Solectron Corp*                                                  9,768         35,653
Symbol Technologies Inc                                          2,467         28,395
Tektronix Inc                                                      880         19,950
Thermo Electron Corp*                                            1,602         42,165
Waters Corp*                                                     1,283         49,845
Fluor Corp                                                         874         50,211
Allied Waste Industries Inc*                                     3,202         24,687
Waste Management Inc                                             5,809        171,307
Black & Decker Corp                                                825         72,039
Snap-On Inc                                                        609         21,017
Stanley Works/The                                                  870         38,811
Caterpillar Inc                                                  3,433        323,080
Cummins Inc                                                        447         30,374
Deere & Co                                                       2,526        167,095
Rockwell Automation Inc                                          1,851         95,086
Danaher Corp                                                     3,105        171,179
Dover Corp                                                       2,042         77,331
Eastman Kodak Co                                                 2,884         75,792
Eaton Corp                                                       1,600         95,760
General Electric Co                                            107,953      3,938,125
Honeywell International Inc                                      8,635        312,846
ITT Industries Inc                                                 974         92,530
Illinois Tool Works Inc                                          2,928        247,211
Leggett & Platt Inc                                              1,920         51,149
Pall Corp                                                        1,225         35,758
Parker Hannifin Corp                                             1,273         76,800
Textron Inc                                                      1,433        110,757
3M Co                                                            7,863        602,699
Tyco International Ltd                                          20,181        583,836
Cooper Industries Ltd                                              903         62,253
Ingersoll-Rand Co Ltd                                            1,726        133,610
Ball Corp                                                        1,190         44,685
Bemis Co                                                         1,106         30,039
Pactiv Corp*                                                     1,493         34,115
Sealed Air Corp*                                                   891         46,145
Burlington Northern Santa Fe Corp                                3,782        186,906
CSX Corp                                                         2,159         89,771
FedEx Corp                                                       3,018        269,870
Norfolk Southern Corp                                            3,984        127,169
Ryder System Inc                                                   677         24,873
Union Pacific Corp                                               2,602        174,230
United Parcel Service Inc                                       11,296        831,950
                                                                         ------------
Total Industrial                                                           12,847,608
                                                                         ------------

Technology (11.86%)
Affiliated Computer Services Inc*                                1,305         67,508
Apple Computer Inc*                                              7,668        304,496
Computer Sciences Corp*                                          1,890         87,526
Dell Inc*                                                       24,982        996,532
EMC Corp/Massachusetts*                                         24,158        339,661
Electronic Data Systems Corp                                     5,089        100,253
Gateway Inc*                                                     3,760         13,010
Hewlett-Packard Co                                              30,339        682,931
International Business Machines Corp                            16,730      1,263,952
Lexmark International Inc*                                       1,356         92,805
NCR Corp*                                                        1,875         68,681
Network Appliance Inc*                                           3,659        105,233
Sun Microsystems Inc*                                           33,838        128,923
Sungard Data Systems Inc*                                        2,906        100,867
Unisys Corp*                                                     3,371         24,406
Pitney Bowes Inc                                                 2,320        103,495
Xerox Corp*                                                      8,360        113,445
Advanced Micro Devices Inc*                                      3,687         60,467
Altera Corp*                                                     3,745         83,102
Analog Devices Inc                                               3,780        140,162
Applied Materials Inc*                                          17,087        280,398
Applied Micro Circuits Corp*                                     3,100          8,897
Broadcom Corp*                                                   3,204        113,710
Freescale Semiconductor Inc*                                     2,620         52,924
Intel Corp                                                      63,649      1,714,068
Kla-Tencor Corp*                                                 1,959         88,958
LSI Logic Corp*                                                  3,860         28,410
Linear Technology Corp                                           3,117        116,794
Maxim Integrated Products Inc                                    3,302        130,099
Micron Technology Inc*                                           6,162         67,659
National Semiconductor Corp                                      3,603         72,492
Novellus Systems Inc*                                            1,406         37,470
Nvidia Corp*                                                     1,724         46,876
PMC - Sierra Inc*                                                1,841         16,146
QLogic Corp*                                                       993         31,796
Teradyne Inc*                                                    2,030         26,410
Texas Instruments Inc                                           17,391        480,687
Xilinx Inc                                                       3,504         97,236
Adobe Systems Inc                                                4,934        163,118
Autodesk Inc                                                     2,288         90,559
Automatic Data Processing Inc                                    5,861        256,712
BMC Software Inc*                                                2,233         38,006
Citrix Systems Inc*                                              1,744         43,879
Computer Associates International Inc                            5,892        160,675
Compuware Corp*                                                  3,895         26,681
Electronic Arts Inc*                                             3,140        164,976
First Data Corp                                                  8,349        315,843
Fiserv Inc*                                                      1,968         84,624
IMS Health Inc                                                   2,333         57,275
Intuit Inc*                                                      1,903         82,248
Mercury Interactive Corp*                                          849         38,307
Microsoft Corp                                                 103,033      2,658,251
Novell Inc*                                                      3,782         22,125
Oracle Corp*                                                    45,802        587,182
Parametric Technology Corp*                                      2,707         16,296
Siebel Systems Inc*                                              5,112         47,133
Veritas Software Corp*                                           4,247        105,623
                                                                         ------------
Total Technology                                                           13,247,998
                                                                         ------------

Utilities (3.18%)
AES Corp/The*                                                    6,511         96,949
Allegheny Energy Inc*                                            1,381         33,393
Ameren Corp                                                      1,912        104,357
American Electric Power Co Inc                                   3,981        142,082
CMS Energy Corp*                                                 1,662         21,988
Calpine Corp*                                                    4,357         12,984
Centerpoint Energy Inc                                           3,097         37,969
Cinergy Corp                                                     1,882         77,595
Consolidated Edison Inc                                          2,427        110,453
Constellation Energy Group Inc                                   1,772         94,713
DTE Energy Co                                                    1,768         84,051
Dominion Resources Inc/VA                                        3,330        234,132
Duke Energy Corp                                                 9,602        263,863
Edison International                                             3,278        120,467
Entergy Corp                                                     2,269        162,982
Exelon Corp                                                      6,632        310,709
FPL Group Inc                                                    3,878        157,641
FirstEnergy Corp                                                 3,318        146,987
NiSource Inc                                                     2,793         67,311
PG&E Corp                                                        3,692        132,063
PPL Corp                                                         1,866        107,314
Pinnacle West Capital Corp                                         969         42,752
Progress Energy Inc                                              2,485        109,912
Public Service Enterprise Group Inc                              2,391        132,701
Southern Co/The                                                  7,416        251,773
TECO Energy Inc                                                  1,982         35,042
TXU Corp                                                         2,471        198,372
Xcel Energy Inc                                                  4,028         74,236
KeySpan Corp                                                     1,600         63,584
Nicor Inc                                                          460         18,170
Peoples Energy Corp                                                383         16,373
Sempra Energy                                                    2,396         95,034
                                                                         ------------
Total Utilities                                                             3,557,952
                                                                         ------------
Total Common Stock (Cost $91,979,265)                                     111,074,625
                                                                         ------------

Short-Term Investments (0.36%)                               Par Value
United States Treasury Bill 6/23/05 (a)                        100,000         99,835
United States Treasury Bill 7/28/05 (a)                        300,000        298,710
                                                                         ------------
Total Short-Term Investments (Cost $398,545)                                  398,545
                                                                         ------------
Total Investments (Cost $92,377,810)                                      111,473,170
                                                                         ------------
Net Other Assets                                                              263,220
                                                                         ------------
Net Assets                                                                111,736,390
                                                                         ------------
* Non-Income Producing Security

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                        92,377,810
Unrealized Appreciation                                                    31,591,978
Unrealized Depreciation                                                  (12,496,618)
                                                                         ------------
Net Unrealized Appreciation(Depreciation)                                  19,095,360
                                                                         ------------

(a)At 5/31/05, certain U.S. T-Bills with a market value of $99,835 were pledged to cover margin requirements for futures contracts.

Futures contracts at 5/31/05:
(Contracts-$250 times premium/delivery month/commitment)
S&P 500 Index: 2/Jun 05/Long
                                                                         ------------
Unrealized Appreciation                                                         5,116
                                                                         ------------

----------------------------------------------------------------------------
S&P MIDCAP INDEX FUND
----------------------------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)
Common Stock (98.52%)
Basic Materials (3.41%)                                         Shares          Value
Airgas Inc                                                      10,448   $    250,752
Albemarle Corp                                                   6,886        261,943
Cabot Corp                                                       9,435        273,615
Chemtura Corp                                                   17,219        264,312
Cytec Industries Inc                                             6,464        269,290
FMC Corp*                                                        5,534        306,860
Ferro Corp                                                       5,836        112,285
Lubrizol Corp                                                   10,101        397,676
Lyondell Chemical Co                                            33,654        798,946
Minerals Technologies Inc                                        3,079        207,217
Olin Corp                                                       10,642        199,750
RPM International Inc                                           17,583        309,461
Sensient Technologies Corp                                       7,064        143,752
Valspar Corp                                                     7,724        366,118
Bowater Inc                                                      8,349        262,159
Glatfelter                                                       6,114         68,477
Longview Fibre Co                                                7,663        153,030
Potlatch Corp                                                    4,140        213,997
Rayonier Inc                                                     7,531        395,302
Steel Dynamics Inc                                               6,691        179,921
                                                                         ------------
Total Basic Materials                                                       5,434,863
                                                                         ------------

Communications (5.35%)
Catalina Marketing Corp                                          7,281        174,744
Harte-Hanks Inc                                                 11,884        348,082
Avocent Corp*                                                    7,475        209,300
Checkfree Corp*                                                 12,594        470,134
F5 Networks Inc*                                                 5,501        281,706
Macromedia Inc*                                                 11,043        488,321
McAfee Inc*                                                     24,035        689,324
RSA Security Inc*                                                9,687        119,150
Belo Corp                                                       16,013        393,600
Emmis Communications Corp*                                       7,827        139,008
Entercom Communications Corp*                                    6,943        230,508
Lee Enterprises Inc                                              6,807        282,491
Media General Inc                                                3,593        219,532
Reader's Digest Association Inc/The                             14,939        253,067
Scholastic Corp*                                                 5,526        207,336
Washington Post Co/The                                           1,035        859,050
Westwood One Inc*                                               13,373        265,454
Adtran Inc                                                      10,817        237,649
Cincinnati Bell Inc*                                            36,800        145,360
CommScope Inc*                                                   7,575        128,169
Harris Corp                                                     19,974        574,053
Newport Corp*                                                    5,975         83,949
Plantronics Inc                                                  7,361        253,366
Polycom Inc*                                                    14,723        251,911
Powerwave Technologies Inc*                                     14,548        132,823
RF Micro Devices Inc*                                           28,136        130,832
Telephone & Data Systems Inc                                     8,193        317,479
Telephone & Data Systems Inc                                     8,193        311,334
3Com Corp*                                                      57,072        208,884
Utstarcom Inc*                                                  15,917        117,149
                                                                         ------------
Total Communications                                                        8,523,765
                                                                         ------------

Consumer, Cyclical (17.83%)
Airtran Holdings Inc*                                           11,941        116,544
Alaska Air Group Inc*                                            3,745        110,552
JetBlue Airways Corp*                                           14,431        313,586
Timberland Co*                                                   9,582        353,193
ArvinMeritor Inc                                                10,508        151,315
Bandag Inc                                                       2,701        125,002
BorgWarner Inc                                                   8,427        450,507
Lear Corp                                                       10,072        379,714
Modine Manufacturing Co                                          4,817        146,437
CDW Corp                                                        11,576        673,492
Fastenal Co                                                     10,569        614,270
Tech Data Corp*                                                  8,752        314,197
GTECH Holdings Corp                                             17,374        490,642
International Speedway Corp                                      6,633        362,560
Macrovision Corp*                                                7,461        156,756
DR Horton Inc                                                   43,985      1,520,561
Hovnanian Enterprises Inc*                                       7,259        450,784
Lennar Corp                                                     21,751      1,261,776
Ryland Group Inc                                                 7,133        488,611
Thor Industries Inc                                              7,915        240,299
Toll Brothers Inc*                                               9,271        858,402
Furniture Brands International Inc                               7,964        160,156
Harman International Industries Inc                              9,659        800,345
Callaway Golf Co                                                10,626        124,218
Boyd Gaming Corp                                                 9,937        525,270
Caesars Entertainment Inc*                                      46,604      1,004,316
HNI Corp                                                         7,807        402,763
Herman Miller Inc                                               10,488        305,306
Abercrombie & Fitch Co                                          13,075        749,590
Advance Auto Parts*                                             11,032        653,867
Aeropostale Inc*                                                 8,352        227,592
American Eagle Outfitters                                       20,006        566,170
AnnTaylor Stores Corp*                                          10,587        272,721
Applebees International Inc                                     12,164        331,712
BJ's Wholesale Club Inc*                                        10,426        314,344
Barnes & Noble Inc*                                              9,763        369,530
Bob Evans Farms Inc                                              4,916        115,034
Borders Group Inc                                               11,265        284,892
Brinker International Inc*                                      13,242        498,164
CBRL Group Inc                                                   7,129        290,293
Carmax Inc*                                                     15,638        399,238
Cheesecake Factory/The*                                         11,671        412,103
Chico's FAS Inc*                                                26,796        916,691
Claire's Stores Inc                                             14,850        350,163
Copart Inc*                                                     12,534        310,718
Dollar Tree Stores Inc*                                         16,945        420,236
Foot Locker Inc                                                 23,393        617,809
Krispy Kreme Doughnuts Inc*                                      8,602         69,590
Michaels Stores Inc                                             20,223        851,591
Neiman-Marcus Group Inc                                          7,343        708,967
99 Cents Only Stores*                                            9,681        117,334
O'Reilly Automotive Inc*                                         7,899        438,789
Outback Steakhouse Inc                                          10,275        454,669
Pacific Sunwear Of California*                                  11,138        233,898
Payless Shoesource Inc*                                         10,216        171,935
Petsmart Inc                                                    21,889        695,414
Pier 1 Imports Inc                                              12,956        217,531
Regis Corp                                                       6,709        253,466
Ross Stores Inc                                                 22,024        620,636
Ruby Tuesday Inc                                                 9,622        243,340
Saks Inc                                                        20,965        359,340
Urban Outfitters Inc*                                            9,762        520,705
Williams-Sonoma Inc*                                            17,564        690,792
Mohawk Industries Inc*                                           9,287        774,722
                                                                         ------------
Total Consumer, Cyclical                                                   28,425,160
                                                                         ------------

Consumer, Non-cyclical (19.80%)
Universal Corp/Richmond VA                                       3,844        170,674
Constellation Brands Inc*                                       30,888        858,995
PepsiAmericas Inc                                               15,893        384,928
Charles River Laboratories International Inc*                    9,919        477,005
Invitrogen Corp*                                                 7,740        614,014
Martek Biosciences Corp*                                         4,656        174,088
Millennium Pharmaceuticals Inc*                                 46,016        385,154
Protein Design Labs Inc*                                        15,808        301,933
Vertex Pharmaceuticals Inc*                                     11,186        155,709
Adesa Inc                                                       13,753        313,293
Alliance Data Systems Corp*                                      9,916        374,032
Banta Corp                                                       3,740        164,261
Career Education Corp*                                          15,378        533,155
ChoicePoint Inc*                                                13,310        522,551
Corinthian Colleges Inc*                                        13,615        210,488
Deluxe Corp                                                      7,536        304,530
DeVry Inc*                                                       9,801        201,411
Education Management Corp*                                      10,239        332,256
Gartner Inc*                                                    15,431        153,076
ITT Educational Services Inc*                                    6,892        312,828
Kelly Services Inc                                               4,906        136,436
Korn/Ferry International*                                        5,430         86,120
Laureate Education Inc*                                          7,397        345,440
MPS Group Inc*                                                  15,386        144,321
Manpower Inc                                                    13,487        537,187
Quanta Services Inc*                                            16,328        147,442
Rent-A-Center Inc*                                              10,743        254,179
Rollins Inc                                                      7,384        150,634
Sotheby's Holdings*                                              8,843        124,067
United Rentals Inc*                                             10,843        217,727
Valassis Communications Inc*                                     7,692        266,835
Dean Foods Co*                                                  22,360        871,369
Hormel Foods Corp                                               15,748        466,456
Ruddick Corp                                                     6,508        156,387
Smithfield Foods Inc*                                           15,460        461,172
JM Smucker Co/The                                                8,768        436,734
Tootsie Roll Industries Inc                                      7,493        231,908
Tyson Foods Inc                                                 45,562        841,075
Whole Foods Market Inc                                           9,672      1,150,775
Advanced Medical Optics Inc                                      4,145        160,037
Beckman Coulter Inc                                              9,287        650,647
Cytyc Corp*                                                     17,018        398,391
Dentsply International Inc                                      11,239        641,185
Edwards Lifesciences Corp*                                       8,939        408,602
Gen-Probe Inc*                                                   7,475        290,479
Hillenbrand Industries Inc                                       8,817        444,906
Inamed Corp*                                                     5,375        334,486
Patterson Cos Inc*                                              20,610        935,488
Henry Schein Inc*                                               12,992        523,448
STERIS Corp*                                                    10,396        251,583
Techne Corp*                                                     5,754        268,136
Varian Medical Systems Inc*                                     20,039        753,667
Apria Healthcare Group Inc*                                      7,272        229,068
Community Health Systems Inc*                                    9,998        363,627
Covance Inc*                                                     9,420        411,277
Coventry Health Care Inc*                                       15,890      1,106,262
Health Net Inc*                                                 16,659        570,238
LifePoint Hospitals Inc*                                         5,393        242,577
Lincare Holdings Inc*                                           15,056        661,862
Pacificare Health Systems*                                      12,936        812,769
Renal Care Group Inc*                                           10,176        470,538
Triad Hospitals Inc*                                            11,792        598,090
Universal Health Services Inc                                    8,752        511,379
American Greetings Corp                                         10,349        268,867
Blyth Inc                                                        5,697        161,453
Church & Dwight Co Inc                                           9,509        343,845
Scotts Miracle-Gro Co/The*                                       4,580        325,043
Tupperware Corp                                                  8,157        184,348
Barr Pharmaceuticals Inc*                                       14,277        725,557
Cephalon Inc*                                                    8,705        369,266
IVAX Corp*                                                      34,925        686,276
Omnicare Inc                                                    15,630        598,942
Par Pharmaceutical Cos Inc*                                      5,082        162,624
Perrigo Co                                                      13,259        206,045
Sepracor Inc*                                                   15,738        956,241
VCA Antech Inc*                                                 11,429        282,982
Valeant Pharmaceuticals International                           13,717        282,982
                                                                         ------------
Total Consumer, Non-cyclical                                               31,563,858
                                                                         ------------

Diversified (0.38%)
                                                                         ------------
Leucadia National Corp                                          14,985        597,752
                                                                         ------------


Energy (8.73%)
Arch Coal Inc                                                    9,410        455,915
Peabody Energy Corp                                             18,000        859,320
ENSCO International Inc                                         22,691        755,610
Forest Oil Corp*                                                 8,259        328,378
Helmerich & Payne Inc                                            7,614        315,753
Murphy Oil Corp                                                 13,114      1,281,894
Newfield Exploration Co*                                        18,936        728,089
Noble Energy Inc                                                 8,859        658,844
Patterson-UTI Energy Inc                                        25,304        670,303
Pioneer Natural Resources Co                                    21,730        872,025
Plains Exploration & Production Co*                             11,568        353,402
Pogo Producing Co                                                9,542        471,756
Pride International Inc*                                        18,980        427,999
Cooper Cameron Corp*                                             8,106        479,146
FMC Technologies Inc*                                           10,260        323,703
Grant Prideco Inc*                                              18,538        445,283
Hanover Compressor Co*                                          10,880        113,478
Smith International Inc                                         15,910        934,872
Tidewater Inc                                                    9,097        314,756
Weatherford International Ltd*                                  20,729      1,089,724
Equitable Resources Inc                                          9,158        582,082
National Fuel Gas Co                                            11,502        322,056
Questar Corp                                                    12,708        801,112
Western Gas Resources Inc                                       10,301        330,353
                                                                         ------------
Total Energy                                                               13,915,853
                                                                         ------------

Financial (27.67%)
Associated Banc-Corp                                            19,423        649,117
Bank of Hawaii Corp                                              8,021        390,863
City National Corp/Beverly Hills CA                              6,850        486,556
Colonial BancGroup Inc/The                                      21,837        486,747
Commerce Bancorp Inc/NJ                                         23,807        660,644
Cullen/Frost Bankers Inc                                         7,258        323,779
FirstMerit Corp                                                 12,623        321,887
Greater Bay Bancorp                                              7,651        192,270
Hibernia Corp                                                   23,279        748,420
Investors Financial Services Corp                                9,981        414,112
Mercantile Bankshares Corp                                      11,881        619,357
SVB Financial Group*                                             5,420        258,859
TCF Financial Corp                                              19,328        500,402
Texas Regional Bancshares Inc                                    6,175        177,778
Webster Financial Corp                                           8,067        378,342
Westamerica Bancorporation                                       5,020        264,303
Wilmington Trust Corp                                           10,106        362,098
AmeriCredit Corp*                                               22,793        566,862
Eaton Vance Corp                                                19,982        486,762
AG Edwards Inc                                                  11,408        471,264
IndyMac Bancorp Inc                                              9,327        383,806
Jefferies Group Inc                                              7,964        282,005
LaBranche & Co Inc*                                              8,363         46,247
Legg Mason Inc                                                  16,246      1,335,096
Raymond James Financial Inc                                     10,274        276,473
Waddell & Reed Financial Inc                                    12,404        237,785
Allmerica Financial Corp*                                        8,007        279,604
American Financial Group Inc/OH                                  8,755        283,837
AmerUs Group Co                                                  5,917        281,590
WR Berkley Corp                                                 17,580        623,387
Brown & Brown Inc                                                9,632        429,202
Fidelity National Financial Inc                                 26,101        939,375
First American Corp                                             12,483        483,092
Arthur J Gallagher & Co                                         13,822        381,764
HCC Insurance Holdings Inc                                      10,195        399,746
Horace Mann Educators Corp                                       5,962        108,508
Ohio Casualty Corp*                                              9,369        223,919
Old Republic International Corp                                 27,357        680,095
PMI Group Inc/The                                               14,114        533,509
Protective Life Corp                                            10,418        418,699
Radian Group Inc                                                13,270        608,828
Stancorp Financial Group Inc                                     4,267        319,385
Unitrin Inc                                                      9,551        475,544
Everest Re Group Ltd                                             8,420        753,506
AMB Property Corp                                               12,592        507,584
Developers Diversified Realty Corp                              16,176        737,626
Highwoods Properties Inc                                         8,059        221,784
Hospitality Properties Trust                                     9,361        411,135
Liberty Property Trust                                          12,928        533,797
Mack-Cali Realty Corp                                            8,477        373,751
New Plan Excel Realty Trust                                     15,455        416,358
United Dominion Realty Trust Inc                                20,559        473,885
Weingarten Realty Investors                                     12,387        470,830
Astoria Financial Corp                                          15,582        429,128
Independence Community Bank Corp                                11,793        442,002
New York Community Bancorp Inc                                  36,934        672,937
Washington Federal Inc                                          12,998        296,614
Alliant Techsystems Inc*                                         5,672        406,682
Sequa Corp*                                                      1,459         84,622
Titan Corp*                                                     12,710        279,620
Martin Marietta Materials Inc                                    7,076        431,990
York International Corp                                          6,234        256,841
Ametek Inc                                                      10,360        396,063
Energizer Holdings Inc*                                         10,589        665,836
Hubbell Inc                                                      9,223        419,093
Amphenol Corp                                                   13,276        562,770
Arrow Electronics Inc*                                          17,383        485,855
Avnet Inc*                                                      18,098        378,610
Gentex Corp                                                     23,370        417,856
Kemet Corp*                                                     12,051         84,357
Plexus Corp*                                                     6,012         82,665
Thomas & Betts Corp*                                             8,939        276,036
Varian Inc*                                                      5,271        196,081
Vishay Intertechnology Inc*                                     24,921        321,481
Dycom Industries Inc*                                            7,301        143,392
Granite Construction Inc                                         5,796        135,916
Jacobs Engineering Group Inc*                                    8,532        448,613
Republic Services Inc                                           21,003        745,186
Stericycle Inc*                                                  6,730        333,943
Kennametal Inc                                                   5,627        247,588
AGCO Corp*                                                      13,548        248,741
Flowserve Corp*                                                  8,293        244,395
Graco Inc                                                       10,349        361,077
Nordson Corp                                                     5,052        157,067
Tecumseh Products Co                                             2,574         70,373
Zebra Technologies Corp*                                        10,784        460,261
Precision Castparts Corp                                         9,912        770,460
Worthington Industries                                          11,993        201,003
Brink's Co/The                                                   8,513        265,691
Carlisle Cos Inc                                                 4,658        322,893
Crane Co                                                         8,309        218,277
Donaldson Co Inc                                                11,728        376,469
Federal Signal Corp                                              6,704        104,784
Harsco Corp                                                      6,227        361,353
Lancaster Colony Corp                                            4,889        214,823
Pentair Inc                                                     15,195        676,329
SPX Corp                                                        11,273        500,634
Teleflex Inc                                                     5,612        313,991
Trinity Industries Inc                                           6,624        192,493
Packaging Corp of America                                       12,725        277,914
Sonoco Products Co                                              14,851        395,482
Alexander & Baldwin Inc                                          6,522        289,903
CH Robinson Worldwide Inc                                       12,801        731,833
CNF Inc                                                          7,752        345,352
Expeditors International Washington Inc                         15,944        812,825
JB Hunt Transport Services Inc                                  20,652        414,692
Overseas Shipholding Group                                       5,484        335,072
Swift Transportation Co Inc*                                    10,857        266,539
Werner Enterprises Inc                                          10,985        206,628
Yellow Roadway Corp*                                             7,289        384,713
GATX Corp                                                        7,418        247,539
                                                                         ------------
Total Industrial                                                           44,103,557
                                                                         ------------

Technology (9.12%)
BISYS Group Inc/The*                                            18,125        277,313
Cadence Design Systems Inc*                                     40,561        566,637
Ceridian Corp*                                                  22,386        426,901
Cognizant Technology Solutions Corp*                            19,949        957,552
DST Systems Inc*                                                11,668        564,264
Diebold Inc                                                     10,758        538,545
Jack Henry & Associates Inc                                     12,601        222,912
Imation Corp                                                     4,829        182,343
McData Corp*                                                    16,449         62,671
Mentor Graphics Corp*                                           10,632        109,297
National Instruments Corp                                       11,025        256,331
Reynolds & Reynolds Co/The                                       9,000        245,610
SanDisk Corp*                                                   27,136        707,978
Storage Technology Corp*                                        15,989        516,125
Synopsys Inc*                                                   21,775        393,474
Atmel Corp*                                                     66,492        199,476
Cabot Microelectronics Corp*                                     3,453        108,182
Credence Systems Corp*                                          13,279        105,170
Cree Inc*                                                       11,481        344,889
Cypress Semiconductor Corp*                                     19,279        249,277
Fairchild Semiconductor International Inc*                      17,960        256,828
Integrated Device Technology Inc*                               15,774        192,916
Integrated Circuit Systems Inc*                                 10,541        223,364
International Rectifier Corp*                                   10,155        485,206
Intersil Corp                                                   22,584        423,676
LTX Corp*                                                        8,519         40,806
Lam Research Corp*                                              20,954        642,869
Lattice Semiconductor Corp*                                     15,799         66,672
Micrel Inc*                                                     12,545        145,522
Microchip Technology Inc                                        31,096        921,685
Semtech Corp*                                                   11,112        202,683
Silicon Laboratories Inc*                                        7,236        200,654
Triquint Semiconductor Inc*                                     19,158         64,946
Activision Inc*                                                 28,472        448,719
Acxiom Corp                                                     12,866        237,378
Advent Software Inc*                                             4,509         90,451
CSG Systems International*                                       7,066        134,395
Certegy Inc                                                      9,361        351,506
Dun & Bradstreet Corp*                                          10,357        636,334
Fair Isaac Corp                                                 10,098        345,857
Keane Inc*                                                       8,639        115,935
MoneyGram International Inc                                     12,335        228,814
SEI Investments Co                                              12,611        438,358
Sybase Inc*                                                     14,271        291,128
Transaction Systems Architects Inc*                              5,505        125,404
Wind River Systems Inc*                                         11,457        187,780
                                                                         ------------
Total Technology                                                           14,534,833
                                                                         ------------

Utilities (6.23%)
Alliant Energy Corp                                             17,432        481,123
Aquila Inc*                                                     33,670        125,926
Black Hills Corp                                                 4,871        178,376
DPL Inc                                                         18,980        480,384
Duquesne Light Holdings Inc                                     11,535        219,511
Energy East Corp                                                22,042        617,176
Great Plains Energy Inc                                         11,168        351,792
Hawaiian Electric Industries Inc                                12,109        312,412
Idacorp Inc                                                      6,334        179,379
MDU Resources Group Inc                                         17,748        510,965
Northeast Utilities                                             19,262        381,580
NSTAR                                                            7,993        467,910
OGE Energy Corp                                                 13,500        374,625
PNM Resources Inc                                                9,582        279,219
Pepco Holdings Inc                                              28,196        635,538
Puget Energy Inc                                                14,987        340,954
SCANA Corp                                                      16,941        713,724
Sierra Pacific Resources*                                       17,619        210,547
WPS Resources Corp                                               5,654        311,705
Westar Energy Inc                                               12,885        297,257
Wisconsin Energy Corp                                           17,552        637,138
AGL Resources Inc                                               11,546        406,881
Oneok Inc                                                       15,634        482,309
Vectren Corp                                                    11,415        311,515
WGL Holdings Inc                                                 7,305        237,705
Aqua America Inc                                                13,991        382,087
                                                                         ------------
Total Utilities                                                             9,927,738
                                                                         ------------
Total Common Stock (Cost $120,277,819)                                    157,027,379
                                                                         ------------

Short-Term Investments (1.38%)                                              Par Value
United States Treasury Bill 8/18/05 (a)                        200,000        198,770
United States Treasury Bill 7/28/05 (a)                      1,200,000      1,194,770
United States Treasury Bill 6/23/05 (a)                        800,000        798,688
                                                                         ------------
Total Short-Term Investments (Cost $2,192,228)                              2,192,228
                                                                         ------------
Total Investments (Cost $122,470,047)                                     159,219,607
                                                                         ------------
Net Other Assets                                                              171,296
                                                                         ------------
Net Assets                                                                159,390,903
                                                                         ------------
* Non-Income Producing Security

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                       122,470,047
Unrealized Appreciation                                                    44,723,543
Unrealized Depreciation                                                    (7,973,983)
                                                                         ------------
Net Unrealized Appreciation(Depreciation)                                  36,749,560
                                                                         ------------

(a)At 5/31/05, certain U.S. T-Bills with a market value of $798,688 were pledged to cover margin requirements for futures contracts.

Futures contracts at 5/31/05:
(Contracts-$500 times premium/delivery month/commitment)
S&P MidCap 400 Index: 7/Jun 05/Long
                                                                         ------------
Unrealized Appreciation                                                        71,671
                                                                         ------------

----------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND
----------------------------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)
Common Stock (91.08%)
Basic Materials (2.79%)                                         Shares           Value
Arch Chemicals Inc                                               1,194    $     28,143
HB Fuller Co                                                     1,462          47,369
Georgia Gulf Corp                                                1,693          53,804
MacDermid Inc                                                    1,555          45,266
OM Group Inc*                                                    1,455          36,666
Omnova Solutions Inc*                                            1,854           7,527
Penford Corp                                                       400           6,196
PolyOne Corp*                                                    4,408          29,622
Quaker Chemical Corp                                               439           7,770
Schulman A Inc                                                   1,547          25,309
Wellman Inc                                                      1,480          16,635
Buckeye Technologies Inc*                                        1,716          14,191
Caraustar Industries Inc*                                        1,296          13,608
Deltic Timber Corp                                                 590          22,833
Neenah Paper Inc                                                   750          22,448
Pope & Talbot Inc                                                  726           8,008
Rock-Tenn Co                                                     1,817          20,914
Schweitzer-Mauduit International Inc                               770          23,077
Wausau Paper Corp                                                2,594          32,425
Carpenter Technology Corp                                        1,124          60,696
Cleveland-Cliffs Inc                                             1,096          64,258
Material Sciences Corp*                                            683           8,333
Reliance Steel & Aluminum Co                                     1,663          64,009
Ryerson Tull Inc                                                 1,152          17,533
Steel Technologies Inc                                             654          13,080
AMCOL International Corp                                         1,466          28,440
Brush Engineered Materials Inc*                                    769          10,904
Century Aluminum Co*                                             1,551          34,758
RTI International Metals Inc*                                      966          26,459
                                                                          ------------
Total Basic Materials                                                          790,281
                                                                          ------------

Communications (2.64%)
Advo Inc                                                         1,557          48,345
Digital Insight Corp*                                            1,774          38,567
MIVA Inc                                                         1,508           8,023
Internet Security Systems*                                       2,484          55,145
j2 Global Communications Inc*                                    1,188          41,675
Napster Inc*                                                     1,603           6,797
PC-Tel Inc*                                                        942           6,886
Verity Inc*                                                      1,734          14,791
WebEx Communications Inc*                                        2,260          60,704
Websense Inc*                                                    1,177          63,217
Zix Corp*                                                        1,342           4,415
4Kids Entertainment Inc*                                           613          11,647
Thomas Nelson Inc                                                  657          15,275
Adaptec Inc*                                                     5,637          22,435
Aeroflex Inc*                                                    3,808          30,464
Anixter International Inc*                                       1,885          71,272
Applied Signal Technology Inc                                      560           9,800
Audiovox Corp*                                                   1,050          15,362
Black Box Corp                                                     903          31,045
Boston Communications Group*                                       889           1,236
C-COR Inc*                                                       2,207          15,184
Commonwealth Telephone Enterprises Inc*                          1,151          60,140
General Communication*                                           2,942          24,242
Harmonic Inc*                                                    3,354          20,895
Intrado Inc*                                                       772           9,874
Network Equipment Technologies Inc*                              1,066           5,959
Symmetricom Inc*                                                 2,100          23,688
Tollgrade Communications Inc*                                      630           4,775
Viasat Inc*                                                      1,352          27,432
                                                                          ------------
Total Communications                                                           749,290
                                                                          ------------

Consumer, Cyclical (19.05%)
Frontier Airlines Inc*                                           1,612          19,683
Mesa Air Group Inc                                               1,462           9,328
Skywest Inc                                                      2,979          54,337
Ashworth Inc                                                       600           5,760
Gymboree Corp                                                    1,569          20,774
Haggar Corp                                                        300           5,538
K-Swiss Inc                                                      1,813          58,197
Kellwood Co                                                      1,393          35,048
Oshkosh B'Gosh Inc                                                 590          15,269
Oxford Industries Inc                                              832          29,752
Phillips-Van Heusen                                              1,578          48,902
Quiksilver Inc*                                                  5,824          92,718
Russell Corp                                                     1,674          31,304
Stride Rite Corp                                                 1,831          21,771
Wolverine World Wide Inc                                         3,060          70,319
Oshkosh Truck Corp                                               1,809         144,250
Wabash National Corp                                             1,723          42,920
Standard Motor Products Inc                                        916          10,323
Superior Industries International                                1,200          27,180
Advanced Marketing Services*                                       884           3,580
Bell Microproducts Inc                                           1,276          10,463
Building Material Holding Corp                                     640          39,699
Hughes Supply Inc                                                3,142          81,692
Owens & Minor Inc                                                2,015          62,465
SCP Pool Corp                                                    2,736          98,004
Scansource Inc                                                     643          31,565
United Stationers Inc*                                           1,737          85,165
Watsco Inc                                                       1,366          60,364
Argosy Gaming Co*                                                1,511          70,065
Pinnacle Entertainment Inc*                                      1,726          30,084
Shuffle Master Inc*                                              1,755          48,087
Champion Enterprises Inc*                                        3,614          35,164
Coachmen Industries Inc                                            746           9,139
Fleetwood Enterprises Inc*                                       2,730          26,126
MDC Holdings Inc                                                 2,174         156,985
Meritage Homes Corp*                                             1,350          98,172
Monaco Coach Corp                                                1,505          24,697
NVR Inc*                                                           340         258,060
Skyline Corp                                                       400          15,640
Standard-Pacific Corp                                            1,745         139,809
Winnebago Industries                                             1,700          55,573
Applica Inc*                                                     1,097           3,137
Bassett Furniture Industries Inc                                   556          10,859
Ethan Allen Interiors Inc                                        1,913          59,686
Fedders Corp                                                     1,460           3,241
La-Z-Boy Inc                                                     2,673          35,685
Enesco Group Inc*                                                  652           2,510
Libbey Inc                                                         640          12,192
National Presto Industries Inc                                     327          14,012
Toro Co                                                          2,494         107,367
Arctic Cat Inc                                                   1,013          21,881
Bally Total Fitness Holding Corp*                                1,577           4,794
K2 Inc*                                                          1,826          22,989
Multimedia Games Inc*                                            1,431          15,269
Nautilus Inc                                                     1,674          44,813
Pegasus Solutions Inc*                                           1,159          12,471
Polaris Industries Inc                                           2,204         115,644
WMS Industries Inc*                                              1,545          49,085
Aztar Corp*                                                      1,772          56,598
Marcus Corp                                                      1,435          31,613
Interface Inc*                                                   2,381          18,215
Brown Shoe Co Inc                                                  932          32,713
Burlington Coat Factory Warehouse Corp                           2,290          75,914
CEC Entertainment Inc*                                           1,917          77,734
Casey's General Stores Inc                                       2,565          46,273
Cash America International Inc                                   1,344          23,117
Cato Corp/The                                                      975          28,139
Childrens Place Retail Stores Inc/The*                           1,378          64,366
Christopher & Banks Corp                                         1,875          34,313
Cost Plus Inc*                                                   1,125          26,168
Dress Barn Inc*                                                  1,408          25,485
Electronics Boutique Holdings Corp*                              1,154          68,444
Fred's Inc                                                       2,010          29,808
GameStop Corp*                                                   2,600          69,784
Genesco Inc*                                                     1,118          38,292
Goody's Family Clothing Inc                                      1,499          10,643
Group 1 Automotive Inc*                                          1,153          30,797
Guitar Center Inc*                                               1,249          71,181
Hancock Fabrics Inc /DE                                            863           5,083
Haverty Furniture Cos Inc                                        1,157          16,348
Hibbett Sporting Goods Inc*                                      1,203          42,249
HOT Topic Inc*                                                   2,397          51,464
Ihop Corp                                                        1,098          52,276
Insight Enterprises Inc*                                         2,482          48,598
J Jill Group Inc/The*                                            1,026          13,082
Jack in the Box Inc*                                             1,872          77,651
Jo-Ann Stores Inc*                                               1,070          28,623
Landry's Restaurants Inc                                         1,426          42,737
Linens 'N Things Inc*                                            2,240          54,589
Lone Star Steakhouse & Saloon Inc                                1,092          32,989
Longs Drug Stores Corp                                           1,914          78,551
Men's Wearhouse Inc*                                             1,829          93,956
Movie Gallery Inc                                                1,719          54,939
O'Charleys Inc*                                                    966          17,939
PF Chang's China Bistro Inc*                                     1,312          77,762
Panera Bread Co*                                                 1,547          97,770
Papa John's International Inc*                                     832          32,448
PEP Boys-Manny Moe & Jack                                        3,075          41,082
Rare Hospitality International Inc*                              1,744          54,116
Ryan's Restaurant Group Inc*                                     2,086          29,121
School Specialty Inc*                                              975          38,240
Select Comfort Corp*                                             1,867          45,368
ShopKo Stores Inc*                                               1,351          32,032
Sonic Corp*                                                      3,046         103,564
Sonic Automotive Inc                                             2,073          44,196
Stage Stores Inc*                                                  892          34,833
Steak N Shake Co/The*                                            1,277          26,293
Stein Mart Inc*                                                  2,160          51,970
TBC Corp*                                                        1,135          28,977
Too Inc*                                                         1,767          35,128
Tractor Supply Co*                                               1,961          87,108
Triarc Cos Inc                                                   3,265          47,016
Ultimate Electronics Inc*                                          680              46
Zale Corp*                                                       2,667          83,157
Mobile Mini Inc*                                                   664          24,515
Angelica Corp                                                      425          11,250
G&K Services Inc                                                 1,071          42,155
Action Performance Cos Inc                                         824           7,671
Department 56*                                                     632           7,053
Jakks Pacific Inc*                                               1,204          24,887
                                                                          ------------
Total Consumer, Cyclical                                                     5,398,035
                                                                          ------------

Consumer, Non-Cyclical (16.77%)
Alliance One International Inc                                   2,076          13,307
Delta & Pine Land Co                                             1,965          53,055
Arqule Inc*                                                      1,302           8,528
Cambrex Corp                                                     1,239          22,426
CryoLife Inc*                                                    1,113           8,069
Enzo Biochem Inc*                                                1,519          23,195
Integra LifeSciences Holdings Corp*                              1,465          48,960
Regeneron Pharmaceuticals Inc*                                   2,656          16,547
Savient Pharmaceuticals Inc*                                     2,760           9,274
ABM Industries Inc                                               2,508          47,828
Aaron Rents Inc                                                  2,547          57,588
Administaff Inc*                                                 1,236          26,401
Arbitron Inc                                                     1,587          64,020
Bowne & Co Inc                                                   1,795          23,784
CDI Corp                                                         1,007          21,489
CPI Corp                                                           380           6,916
Central Parking Corp                                             1,868          31,569
Chemed Corp                                                      1,244          52,596
Coinstar Inc*                                                    1,000          18,940
Consolidated Graphics Inc*                                         696          29,462
Cross Country Healthcare Inc*                                    1,640          27,798
Heidrick & Struggles International Inc*                            972          24,407
Hooper Holmes Inc                                                3,007          12,028
Labor Ready Inc*                                                 2,123          43,819
MAXIMUS Inc                                                      1,113          38,165
Midas Inc*                                                         700          16,450
NCO Group Inc*                                                   1,615          32,074
On Assignment Inc*                                               1,167           6,185
PRG-Schultz International Inc*                                   2,943          11,360
Parexel International Corp*                                      1,339          24,437
Pharmaceutical Product Development Inc*                          2,885         139,576
Pre-Paid Legal Services Inc                                        840          31,643
Rewards Network Inc*                                             1,161           5,933
SFBC International Inc*                                            739          25,872
Sourcecorp*                                                        750          16,058
Spherion Corp*                                                   3,098          16,946
Startek Inc                                                        740          10,323
Vertrue Inc*                                                       521          19,694
Viad Corp                                                        1,109          30,830
Volt Information Sciences Inc                                      731          14,364
Watson Wyatt & Co Holdings                                       1,652          43,481
American Italian Pasta Co                                          860          19,789
Corn Products International Inc                                  3,742          82,661
Flowers Foods Inc                                                2,261          73,822
Great Atlantic & Pacific Tea Co*                                 1,919          47,841
Hain Celestial Group Inc*                                        1,870          33,660
J&J Snack Foods Corp*                                              417          20,583
Lance Inc                                                        1,352          23,903
Nash Finch Co                                                      581          20,672
Performance Food Group Co*                                       2,378          64,349
Ralcorp Holdings Inc                                             1,500          57,210
Sanderson Farms Inc                                              1,018          38,582
United Natural Foods Inc*                                        2,000          64,880
Advanced Medical Optics Inc                                      1,513          58,417
American Medical Systems Holdings Inc*                           3,420          68,263
Arthrocare Corp*                                                 1,179          38,011
Biolase Technology Inc                                           1,245           8,790
Biosite Inc*                                                       803          43,932
Conmed Corp*                                                     1,525          47,794
Cooper Cos Inc/The                                               2,176         143,725
Cyberonics Inc*                                                  1,199          43,752
DJ Orthopedics Inc*                                              1,097          30,442
Datascope Corp                                                     759          23,104
Diagnostic Products Corp                                         1,491          64,918
Haemonetics Corp/Mass*                                           1,291          52,544
Hologic Inc*                                                     1,046          38,503
ICU Medical Inc*                                                   655          21,595
Idexx Laboratories Inc*                                          1,782         102,875
Immucor Inc*                                                     2,227          74,605
Invacare Corp                                                    1,604          71,554
Kensey Nash Corp*                                                  574          15,613
LCA-Vision Inc                                                     673          29,733
Mentor Corp                                                      2,155          88,161
Merit Medical Systems Inc*                                       1,295          18,946
Osteotech Inc*                                                     821           2,373
PolyMedica Corp                                                  1,391          48,824
Possis Medical Inc*                                                932           9,814
Resmed Inc*                                                      1,735         108,385
Respironics Inc*                                                 1,787         119,443
SurModics Inc*                                                     809          31,891
Sybron Dental Specialties Inc*                                   1,978          73,324
Viasys Healthcare Inc*                                           1,579          36,712
Vital Signs Inc                                                    595          25,091
Amedisys Inc*                                                      743          22,446
American Healthways Inc*                                         1,671          65,620
AMERIGROUP Corp*                                                 2,538          99,591
Amsurg Corp*                                                     1,551          41,815
Centene Corp*                                                    2,078          66,808
Gentiva Health Services Inc*                                     1,227          19,497
LabOne Inc*                                                        856          32,990
OCA Inc*                                                         2,332           9,561
Odyssey HealthCare Inc*                                          1,878          24,902
Pediatrix Medical Group Inc*                                     1,257          92,553
RehabCare Group Inc*                                               746          20,731
Sierra Health Services Inc*                                      1,332          88,005
Sunrise Senior Living Inc*                                       1,050          54,758
United Surgical Partners International Inc*                      1,442          69,418
Fossil Inc*                                                      3,620          77,287
John H Harland Co                                                1,445          54,433
Russ Berrie & Co Inc                                               958          12,464
Spectrum Brands Inc*                                             1,767          65,326
Standard Register Co/The                                         1,313          18,645
WD-40 Co                                                           826          23,937
Accredo Health Inc*                                              2,488         111,512
Alpharma Inc                                                     2,687          34,582
Bradley Pharmaceuticals Inc*                                       786           7,868
Connetics Corp*                                                  1,800          40,086
Curative Health Services Inc*                                      589           1,514
MGI Pharma Inc*                                                  3,614          83,845
Medicis Pharmaceutical Corp                                      2,912          82,060
NBTY Inc*                                                        3,425          76,172
Natures Sunshine Prods Inc                                         669          11,018
Noven Pharmaceuticals Inc*                                       1,200          21,600
Priority Healthcare Corp*                                        2,227          50,954
Theragenics Corp*                                                1,389           4,764
                                                                          ------------
Total Consumer, Non-cyclical                                                 4,751,245
                                                                          ------------

Energy (6.62%)
Massey Energy Co                                                 3,894         157,434
Headwaters Inc*                                                  1,723          56,997
Atwood Oceanics Inc*                                               711          40,733
Cabot Oil & Gas Corp                                             2,532          79,378
Cimarex Energy Co*                                               2,123          79,888
Frontier Oil Corp                                                1,361          66,567
Noble Energy Inc                                                 2,090         155,433
Penn Virginia Corp                                                 900          37,143
Petroleum Development Corp*                                        815          21,296
Remington Oil & Gas Corp*                                        1,386          42,966
St Mary Land & Exploration Co                                    2,928          76,187
Southwestern Energy Co*                                          1,851         129,200
Spinnaker Exploration Co*                                        1,730          53,059
Stone Energy Corp*                                               1,367          58,822
Swift Energy Co*                                                 1,422          48,561
Unit Corp*                                                       2,346          91,541
Vintage Petroleum Inc                                            3,319          91,671
Cal Dive International Inc*                                      1,961          89,029
CARBO Ceramics Inc                                                 816          58,458
Dril-Quip Inc*                                                     800          21,880
Hydril*                                                          1,174          60,942
Input/Output Inc*                                                3,753          22,255
Lone Star Technologies Inc*                                      1,476          61,180
Maverick Tube Corp*                                              2,172          65,616
Oceaneering International Inc*                                   1,280          46,720
SEACOR Holdings Inc*                                               951          55,215
Tetra Technologies Inc*                                          1,145          31,602
Veritas DGC Inc*                                                 1,715          46,305
W-H Energy Services Inc*                                         1,408          30,511
                                                                          ------------
Total Energy                                                                 1,876,589
                                                                          ------------

Financial (12.99%)
Amegy Bancorp Inc                                                3,522          62,727
Boston Private Financial Holdings Inc                            1,401          34,296
Chittenden Corp                                                  2,361          61,976
Community Bank System Inc                                        1,600          37,280
East West Bancorp Inc                                            2,406          80,938
First Bancorp/Puerto Rico                                        2,064          79,113
First Midwest Bancorp Inc/IL                                     2,389          82,874
First Republic Bank/San Francisco CA                             1,219          39,106
Fremont General Corp                                             3,956          85,094
Gold Banc Corp Inc                                               2,056          28,558
Hudson United Bancorp                                            2,303          78,647
Irwin Financial Corp                                             1,450          30,436
Nara Bancorp Inc                                                 1,163          16,154
PrivateBancorp Inc                                               1,017          34,364
Provident Bankshares Corp                                        1,686          53,345
Republic Bancorp Inc/MI                                          3,613          49,877
South Financial Group Inc/The                                    3,540          96,465
Sterling Bancshares Inc/TX                                       2,297          31,239
Susquehanna Bancshares Inc                                       2,363          53,782
Trustco Bank Corp NY                                             3,818          47,534
UCBH Holdings Inc                                                4,634          79,241
Umpqua Holdings Corp                                             2,193          51,119
United Bankshares Inc                                            2,234          74,727
Whitney Holding Corp                                             3,126          99,125
Wintrust Financial Corp                                          1,038          51,973
Financial Federal Corp                                             859          32,041
Investment Technology Group Inc*                                 2,351          46,409
Piper Jaffray Cos*                                               1,018          28,779
SWS Group Inc                                                      787          12,474
World Acceptance Corp*                                             952          24,800
Delphi Financial Group                                           1,614          68,434
Hilb Rogal & Hobbs Co                                            1,850          63,067
LandAmerica Financial Group Inc                                    971          54,570
Philadelphia Consolidated Holding Co*                            1,130          93,191
Presidential Life Corp                                           1,505          22,801
ProAssurance Corp*                                               1,496          58,524
RLI Corp                                                         1,292          56,512
SCPIE Holdings Inc*                                                473           5,307
Selective Insurance Group                                        1,422          68,441
Stewart Information Services Corp                                  928          36,424
UICI                                                             2,373          59,681
Zenith National Insurance Corp                                     982          62,210
Capital Automotive REIT                                          1,857          66,443
Colonial Properties Trust                                        1,386          56,549
Commercial Net Lease Realty                                      2,652          51,449
CRT Properties Inc                                               1,345          30,922
Entertainment Properties Trust                                   1,184          52,688
Essex Property Trust Inc                                         1,174          93,920
Gables Residential Trust                                         1,501          54,651
Glenborough Realty Trust Inc                                     1,638          33,104
Kilroy Realty Corp                                               1,457          65,827
Lexington Corporate Properties Trust                             2,470          56,884
New Century Financial Corp                                       2,782         141,743
Parkway Properties Inc/Md                                          565          27,261
Shurgard Storage Centers Inc                                     2,359         102,970
Sovran Self Storage Inc                                            759          33,844
Anchor Bancorp Wisconsin Inc                                     1,149          31,735
BankAtlantic Bancorp Inc                                         3,100          54,994
Bankunited Financial Corp                                        1,538          38,004
Brookline Bancorp Inc                                            3,028          46,026
Commercial Federal Corp                                          2,035          50,895
Dime Community Bancshares                                        1,914          28,901
Downey Financial Corp                                            1,434         107,579
FirstFed Financial Corp*                                           870          47,137
Flagstar Bancorp Inc                                             3,122          61,691
MAF Bancorp Inc                                                  1,677          71,373
Sterling Financial Corp/WA*                                      1,159          40,971
                                                                          ------------
Total Financial                                                              3,681,216
                                                                          ------------

Industrial (17.45%)
AAR Corp*                                                        1,478          23,707
Armor Holdings Inc*                                              1,673          63,156
Curtiss-Wright Corp                                              1,077          58,890
DRS Technologies Inc*                                            1,287          60,592
EDO Corp                                                         1,023          29,125
Engineered Support Systems Inc                                   2,004          78,156
Esterline Technologies Corp*                                     1,086          42,245
GenCorp Inc*                                                     2,284          43,168
Kaman Corp                                                       1,048          16,213
Moog Inc*                                                        2,002          60,761
Teledyne Technologies Inc*                                       1,666          52,679
Triumph Group Inc*                                                 814          28,881
Apogee Enterprises Inc                                           1,275          17,837
ElkCorp                                                          1,011          33,363
Florida Rock Industries Inc                                      2,219         145,234
Lennox International Inc                                         3,019          64,124
Simpson Manufacturing Co Inc                                     2,490          71,563
Texas Industries Inc                                             1,086          49,978
Universal Forest Products Inc                                      881          35,064
Advanced Energy Industries Inc                                   1,553          14,816
Artesyn Technologies Inc*                                        1,796          14,781
Belden CDT Inc                                                   2,364          47,564
C&D Technologies Inc                                             1,187           8,689
Intermagnetics General Corp*                                     1,294          37,358
Littelfuse Inc*                                                  1,132          34,051
Magnetek Inc*                                                    1,366           3,019
Vicor Corp                                                       2,151          28,608
Greatbatch Inc*                                                  1,017          24,449
Analogic Corp                                                      700          29,743
BEI Technologies Inc                                               675          17,354
Bel Fuse Inc                                                       579          17,312
Benchmark Electronics Inc*                                       2,106          66,697
Brady Corp                                                       2,444          74,713
CTS Corp                                                         1,721          18,329
Checkpoint Systems Inc*                                          1,928          33,971
Coherent Inc*                                                    1,549          50,854
Cubic Corp                                                       1,371          24,130
Cymer Inc*                                                       1,886          53,581
Daktronics Inc*                                                    943          21,962
Dionex Corp*                                                     1,077          48,303
Electro Scientific Industries Inc*                               1,341          24,058
FEI Co*                                                          1,705          35,498
Flir Systems Inc*                                                3,450          92,460
Itron Inc*                                                       1,070          43,988
Keithley Instruments Inc                                           720          10,606
Meade Instruments Corp                                             955           2,636
Methode Electronics Inc                                          1,654          19,749
Park Electrochemical Corp                                        1,018          23,618
Paxar Corp*                                                      2,034          35,839
Photon Dynamics Inc*                                               781          15,081
Planar Systems Inc*                                                664           5,339
Rogers Corp*                                                       850          35,182
SBS Technologies Inc*                                              723           7,020
Sonic Solutions Inc*                                             1,173          17,923
Technitrol Inc                                                   2,070          27,179
Trimble Navigation Ltd*                                          2,600         103,246
Watts Water Technologies Inc                                     1,655          57,644
Woodward Governor Co                                               579          44,797
X-Rite Inc                                                         987          10,916
EMCOR Group Inc*                                                   776          36,860
Insituform Technologies Inc*                                     1,227          18,209
Shaw Group Inc/The*                                              3,244          65,367
URS Corp*                                                        2,204          74,561
Aleris International Inc*                                        1,365          32,514
Tetra Tech Inc*                                                  2,868          34,559
Waste Connections Inc*                                           2,239          83,022
Baldor Electric Co                                               1,689          42,478
Milacron Inc*                                                    3,713           8,094
Regal-Beloit Corp                                                1,174          30,172
Astec Industries Inc*                                              914          20,044
JLG Industries Inc                                               2,241          57,123
Albany International Corp                                        1,699          53,128
Applied Industrial Technologies Inc                              1,491          45,386
Briggs & Stratton Corp                                           2,304          78,013
Cognex Corp                                                      2,320          60,227
Gardner Denver Inc*                                              1,013          38,849
Gerber Scientific Inc*                                           1,029           7,594
IDEX Corp                                                        2,573          98,829
Lindsay Manufacturing Co                                           549          10,985
Manitowoc Co                                                     1,371          55,567
Robbins & Myers Inc                                                666          15,751
Stewart & Stevenson Services Inc                                 1,474          35,214
Thomas Industries Inc                                              891          35,524
AM Castle & Co*                                                    759          10,618
Commercial Metals Co                                             2,978          77,904
Intermet Corp                                                    1,230             178
Kaydon Corp                                                      1,447          41,297
Lawson Products                                                    456          19,517
Mueller Industries Inc                                           1,795          48,465
Quanex Corp                                                      1,264          65,589
Timken Co                                                        4,588         107,818
Valmont Industries Inc                                           1,224          29,315
Wolverine Tube Inc*                                                570           4,110
Acuity Brands Inc                                                2,185          53,642
Aptargroup Inc                                                   1,875          93,750
Barnes Group Inc                                                 1,185          36,356
CUNO Inc*                                                          869          61,786
Ceradyne Inc*                                                    1,221          28,193
Clarcor Inc                                                      2,604          73,146
Griffon Corp*                                                    1,420          28,301
Lydall Inc*                                                        745           6,139
Myers Industries Inc                                             1,536          17,126
Roper Industries Inc                                             2,104         147,070
AO Smith Corp                                                    1,508          47,291
Standex International Corp                                         564          15,093
Sturm Ruger & Co Inc                                             1,292          10,517
Tredegar Corp                                                    1,971          30,058
Chesapeake Corp                                                  1,001          20,891
Arkansas Best Corp                                               1,281          41,927
EGL Inc*                                                         2,382          45,329
Forward Air Corp                                                 1,656          44,464
Heartland Express Inc                                            3,849          77,172
Kansas City Southern*                                            3,215          64,268
Kirby Corp*                                                      1,258          53,666
Knight Transportation Inc                                        2,890          70,661
Landstar System Inc*                                             3,058         103,177
Offshore Logistics Inc*                                          1,161          36,363
Yellow Roadway Corp*                                               449          23,698
                                                                          ------------
Total Industrial                                                             4,930,764
                                                                          ------------

Technology (8.62%)
Agilysys Inc                                                     1,491          22,932
Brooktrout Inc*                                                    598           5,962
CACI International Inc*                                          1,495          96,368
Carreker Corp*                                                   1,093           5,738
Catapult Communications Corp*                                      597           8,400
Ciber Inc*                                                       2,938          23,945
Factset Research Systems Inc                                     2,334          74,711
Hutchinson Technology Inc*                                       1,338          55,353
Kronos Inc/MA*                                                   1,593          71,940
MTS Systems Corp                                                 1,024          32,676
Manhattan Associates Inc*                                        1,548          32,880
Mercury Computer Systems Inc*                                    1,010          29,189
Micros Systems Inc*                                              1,900          85,462
NYFIX Inc                                                        1,527           7,711
Radiant Systems Inc*                                             1,286          13,452
Radisys Corp*                                                      829          13,405
Synaptics Inc*                                                   1,300          24,999
Talx Corp                                                          940          26,245
Global Imaging Systems Inc*                                      1,177          37,417
Imagistics International Inc*                                      812          21,875
ATMI Inc*                                                        1,601          44,988
Actel Corp*                                                      1,218          18,014
Alliance Semiconductor Corp*                                     1,688           2,836
Axcelis Technologies Inc*                                        5,102          33,928
Brooks Automation Inc*                                           2,287          34,488
Cohu Inc                                                           984          18,912
DSP Group Inc*                                                   1,496          35,186
ESS Technology*                                                  1,795           7,395
Exar Corp*                                                       1,952          28,109
Helix Technology Corp                                            1,211          15,271
Kopin Corp*                                                      3,225          12,416
Kulicke & Soffa Industries Inc*                                  2,607          15,147
Microsemi Corp*                                                  3,051          62,942
Pericom Semiconductor Corp*                                      1,192           9,548
Photronics Inc*                                                  1,589          36,595
Power Integrations Inc*                                          1,578          37,588
Rudolph Technologies Inc*                                          760          10,959
Skyworks Solutions Inc*                                          7,682          48,627
Standard Microsystems Corp*                                        864          14,049
Supertex Inc*                                                      590          10,260
Ultratech Inc*                                                   1,126          19,739
Varian Semiconductor Equipment Associates Inc*                   1,863          75,601
Veeco Instruments Inc*                                           1,520          22,906
Altiris Inc*                                                     1,400          26,320
Ansys Inc*                                                       1,576          52,544
Avid Technology Inc*                                             1,622          95,114
Captaris Inc*                                                    1,544           5,589
Cerner Corp*                                                     1,835         119,917
Concord Communications Inc*                                        863          14,602
Dendrite International Inc*                                      2,129          33,000
Digi International Inc*                                            989          11,601
EPIQ Systems Inc*                                                  854          13,963
eFunds Corp*                                                     2,455          49,640
Filenet Corp*                                                    1,998          55,664
Global Payments Inc                                              1,943         134,650
Hyperion Solutions Corp*                                         2,001          88,304
Inter-Tel Inc                                                    1,318          27,059
JDA Software Group Inc*                                          1,393          17,998
MRO Software Inc*                                                1,139          17,085
Mantech International Corp*                                      1,539          44,215
Mapinfo Corp*                                                    1,036          12,909
NDCHealth Corp                                                   1,848          30,972
Phoenix Technologies Ltd*                                        1,166           9,468
Pinnacle Systems Inc*                                            3,188          18,841
Progress Software Corp*                                          1,849          53,935
SPSS Inc*                                                          804          14,054
Serena Software Inc*                                             2,279          44,600
THQ Inc*                                                         1,990          55,501
Take-Two Interactive Software Inc*                               3,454          88,975
                                                                          ------------
Total Technology                                                             2,442,684
                                                                          ------------

Utilities (4.14%)
Allete Inc                                                       1,480          71,040
Avista Corp                                                      2,483          43,775
CH Energy Group Inc                                                808          36,522
Cleco Corp                                                       2,440          50,972
Central Vermont Public Service Corp                                573          12,033
El Paso Electric Co*                                             2,442          49,011
Green Mountain Power Corp                                          231           6,750
UIL Holdings Corp                                                  744          38,569
Unisource Energy Corp                                            1,752          50,405
Atmos Energy Corp                                                3,838         108,577
Cascade Natural Gas Corp                                           520           9,994
Energen Corp                                                     1,865         121,561
Laclede Group Inc/The                                            1,063          31,784
New Jersey Resources Corp                                        1,414          63,771
Northwest Natural Gas Co                                         1,401          50,716
Piedmont Natural Gas Co                                          3,920          95,883
Southern Union Co                                                5,245         128,345
Southwest Gas Corp                                               1,779          44,439
UGI Corp                                                         5,210         138,117
American States Water Co                                           745          20,825
                                                                          ------------
Total Utilities                                                              1,173,089
                                                                          ------------
                                                                          ------------
Total Common Stock (Cost $18,606,550)                                       25,793,193
                                                                          ------------

CORPORATE BOND                                               Par Value
                                                                          ------------
Mueller Industries Inc. 11/1/14                                 15,000          14,625
                                                                          ------------
Short-Term Investments (8.80%)
United States Treasury Bill 7/28/05 (a)                        700,000         696,941
United States Treasury Bill 6/23/05 (a)                      1,800,000       1,797,003
                                                                          ------------
Total Short-Term Investments (Cost $2,493,944)                               2,493,944
                                                                          ------------
Total Investments (Cost $21,115,494)                                        28,301,762
                                                                          ------------
Net Other Assets                                                                33,439
                                                                          ------------
Net Assets                                                                  28,335,201
                                                                          ------------
* Non-Income Producing Security

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                         21,115,494
Unrealized Appreciation                                                      9,076,869
Unrealized Depreciation                                                     (1,890,601)
                                                                          ------------
Net Unrealized Appreciation(Depreciation)                                    7,186,268
                                                                          ------------

(a)At 5/31/05, certain U.S. T-Bills with a market value of $199,672 were pledged to cover margin requirements for futures contracts.

Futures contracts at 5/31/05:
(Contracts-$500 times premium/delivery month/commitment)
Russell 2000 Index: 8/Jun 05/Long
                                                                          ------------
Unrealized Depreciation                                                        (58,388)
                                                                          ------------

----------------------------------------------------------------------------
EQUITY INCOME FUND
----------------------------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)
Common Stock (91.92%)
Basic Materials (3.14%)
Chemicals (1.36%)                                               Shares           Value
Praxair Inc                                                      3,692    $    173,044
Sherwin-Williams Co/The                                          1,746          77,610
                                                                          ------------
                                                                               250,654
                                                                          ------------

Forest Products&Paper (0.94%)
                                                                          ------------
Plum Creek Timber Co Inc (REIT)                                  4,950         173,498
                                                                          ------------

Mining (0.84%)
                                                                          ------------
Alcoa Inc                                                        5,750         155,825
                                                                          ------------
Total Basic Materials                                          579,977
                                                                          ------------

Communications (3.88%)
Media (2.52%)
                                                                          ------------
McGraw-Hill Cos Inc/The                                         10,678         466,201
                                                                          ------------

Telecommunications (1.36%)
                                                                          ------------
SBC Communications Inc                                          10,744         251,195
                                                                          ------------
Total Communications                                                           717,396
                                                                          ------------

Consumer, Cyclical (13.01%)
Apparel (1.99%)
Coach Inc*                                                       8,720         253,229
Liz Claiborne Inc                                                3,036         114,002
                                                                          ------------
                                                                               367,231
                                                                          ------------

Auto Manufacturers (1.62%)
                                                                          ------------
Ford Motor Co                                                   30,000         299,400
                                                                          ------------

Home Builders (0.70%)
                                                                          ------------
Pulte Homes Inc                                                  1,692         129,353
                                                                          ------------

Retail (8.70%)
Gap Inc/The                                                      4,450          93,450
Lowe's Cos Inc                                                   5,750         328,958
McDonald's Corp                                                 12,368         382,666
Ross Stores Inc                                                  3,692         104,041
Sears Holdings Corp*                                               717         105,184
Target Corp                                                      5,639         302,814
TJX Cos Inc                                                      5,750         131,848
Wal-Mart Stores Inc                                              3,381         159,685
                                                                          ------------
                                                                             1,608,646
                                                                          ------------
Total Consumer, Cyclical                                                     2,404,630
                                                                          ------------

Consumer, Non-cyclical (16.50%)
Agriculture (1.10%)
                                                                          ------------
Reynolds American Inc                                            2,446         202,798
                                                                          ------------

Beverages (2.70%)
Anheuser-Busch Cos Inc                                           3,036         142,237
Coca-Cola Co/The                                                 8,000         357,040
                                                                          ------------
                                                                               499,277
                                                                          ------------

Commercial Services (1.43%)
                                                                          ------------
Moody's Corp                                                     6,092         263,601
                                                                          ------------

Cosmetics/Personal Care (0.95%)
                                                                          ------------
Procter & Gamble Co                                              3,180         175,377
                                                                          ------------

Food (2.89%)
Sara Lee Corp                                                   12,300         249,567
Tyson Foods Inc                                                 15,472         285,613
                                                                          ------------
                                                                               535,180
                                                                          ------------
Healthcare-Products (2.08%)
                                                                          ------------
Baxter International Inc                                        10,411         384,166
                                                                          ------------
Healthcare-Services (1.47%)
                                                                          ------------
Aetna Inc                                                        3,492         272,411
                                                                          ------------

Household Products/Wares (1.20%)
Clorox Co                                                        1,201          70,150
Fortune Brands Inc                                               1,746         151,029
                                                                          ------------
                                                                               221,179
                                                                          ------------

Pharmaceuticals (2.68%)
AmerisourceBergen Corp                                           2,803         180,990
Pfizer Inc                                                      11,300         315,270
                                                                          ------------
                                                                               496,260
                                                                          ------------
Total Consumer, Non-cyclical                                 3,050,249
                                                                          ------------

Energy (10.83%)
Oil&Gas (9.85%)
Apache Corp                                                      4,126         242,444
Chevron Corp                                                     3,140         168,869
ConocoPhillips                                                   3,674         396,204
Devon Energy Corp                                                4,752         218,117
ENSCO International Inc                                          3,370         112,221
Exxon Mobil Corp                                                 6,236         350,463
GlobalSantaFe Corp                                               2,725          99,844
Valero Energy Corp                                               3,386         232,347
                                                                          ------------
                                                                             1,820,509
                                                                          ------------

Oil&Gas Services (0.98%)
Baker Hughes Inc                                                 2,280         105,313
Tidewater Inc                                                    2,180          75,428
                                                                          ------------
                                                                               180,741
                                                                          ------------
Total Energy                                                                 2,001,250
                                                                          ------------

Financial (25.71%)
Banks (7.80%)
Bank of America Corp                                             9,864         456,900
Fifth Third Bancorp                                              7,723         329,154
SunTrust Banks Inc                                               2,102         154,728
Wells Fargo & Co                                                 8,297         501,222
                                                                          ------------
                                                                             1,442,004
                                                                          ------------

Diversified Financial Services (3.37%)
Citigroup Inc                                                   10,411         490,462
MBNA Corp                                                        6,295         132,762
                                                                          ------------
                                                                               623,224
                                                                          ------------

Insurance (7.20%)
American International Group Inc                                 4,225         234,699
Arthur J Gallagher & Co                                          6,200         171,244
Fidelity National Financial Inc                                  2,994         107,754
Marsh & McLennan Cos Inc                                         8,600         249,744
Metlife Inc                                                      5,928         264,389
Stancorp Financial Group Inc                                     2,825         211,451
XL Capital Ltd                                                   1,201          90,411
                                                                          ------------
                                                                             1,329,692
                                                                          ------------

REITS (7.34%)
Annaly Mortgage Management Inc                                   7,408         139,641
Boston Properties Inc                                            1,746         116,615
iStar Financial Inc                                              3,704         155,198
Kimco Realty Corp                                                2,013         116,271
Mills Corp/The                                                   3,804         218,654
Realty Income Corp                                               7,408         182,385
Simon Property Group Inc                                         2,180         149,810
SL Green Realty Corp                                             2,280         141,246
Vornado Realty Trust                                             1,746         137,410
                                                                          ------------
                                                                             1,357,230
                                                                          ------------
Total Financial                                                              4,752,150
                                                                          ------------
Industrial (5.09%)
Building Materials (0.66%)
                                                                          ------------
Masco Corp                                                       3,804         121,804
                                                                          ------------
Hand/Machine Tools (0.55%)
                                                                          ------------
Stanley Works/The                                                2,280         101,711
                                                                          ------------
Machinery-Constr&Mining (1.09%)
                                                                          ------------
Caterpillar Inc                                                  2,146         201,960
                                                                          ------------

Metal Fabricate/Hardware (0.76%)
                                                                          ------------
Worthington Industries                                           8,400         140,784
                                                                          ------------

Miscellaneous Manufactur (2.03%)
3M Co                                                            2,612         200,210
ITT Industries Inc                                               1,067         101,365
Leggett & Platt Inc                                              2,725          72,594
                                                                          ------------
                                                                               374,169
                                                                          ------------
Total Industrial                                                               940,428
                                                                          ------------

Technology (8.09%)
Computers (3.88%)
Dell Inc*                                                        9,949         396,866
Diebold Inc                                                      1,746          87,405
Hewlett-Packard Co                                               5,750         129,433
Reynolds & Reynolds Co/The                                       3,804         103,811
                                                                          ------------
                                                                               717,515
                                                                          ------------

Office/Business Equip (0.55%)
                                                                          ------------
Pitney Bowes Inc                                                 2,280         101,711
                                                                          ------------

Semiconductors (1.06%)
                                                                          ------------
Intel Corp                                                       7,263         195,593
                                                                          ------------

Software (2.60%)
First Data Corp                                                  8,609         325,678
Microsoft Corp                                                   5,973         154,103
                                                                          ------------
                                                                               479,781
                                                                          ------------
Total Technology                                                             1,494,600
                                                                          ------------

Utilities (5.68%)
Electric (5.68%)
Calpine Corp*                                                   43,241         128,858
Cinergy Corp                                                     2,180          89,881
Consolidated Edison Inc                                          6,200         282,162
Entergy Corp                                                     1,746         125,415
Exelon Corp                                                      3,146         147,390
Progress Energy Inc                                              1,579          69,839
SCANA Corp                                                       4,900         206,435
                                                                          ------------
Total Utilities                                                              1,049,980
                                                                          ------------

                                                                          ------------
Total Common Stock (Cost $13,718,856)                                       16,990,660
                                                                          ------------

Short-Term Investments (7.55%)                               Par Value
United States Treasury Bill 6/23/05 (a)                        600,000         599,000
United States Treasury Bill 7/28/05 (a)                        800,000         796,476
                                                                          ------------
Total Short-Term Investments (Cost $ 1,395,476)                              1,395,476
                                                                          ------------
Total Investments (99.47%)                                                  18,386,136
                                                                          ------------
Net Other Assets (0.53%)                                                        98,882
                                                                          ------------
Net Assets (100%)                                                           18,485,018
                                                                          ------------
* Non-Income Producing Security

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                         13,718,856
Unrealized Appreciation                                                      3,904,493
Unrealized Depreciation                                                      (632,689)
                                                                          ------------
Net Unrealized Appreciation(Depreciation)                                    3,271,804
                                                                          ------------

(a)At 5/31/05, certain U.S. T-Bills with a market value of $199,672 were pledged to cover margin requirements for futures contracts.

Futures contracts at 5/31/05:
(Contracts-$250 times premium/delivery month/commitment)
S&P 500 Index: 4/Jun 05/Long
                                                                          ------------
Unrealized Appreciation                                                         29,807
                                                                          ------------

----------------------------------------------------------------------------
EUROPEAN GROWTH & INCOME FUND
----------------------------------------------------------------------------
Common Stocks
Basic Materials (1.90%)                                          Shares          Value
Chemicals (1.90%)
BASF AG ADR                                                      1,344    $     89,242
Bayer AG ADR                                                     1,515          51,252
                                                                          ------------
Total Basic Materials                                                          140,494
                                                                          ------------

Banking & Financial Service (29.79%)
Banks (23.26%)
ABN AMRO Holding NV ADR                                          3,912          91,150
BNP Paribas ADR                                                  3,552         119,454
Banco Bilbao Vizcaya Argentaria SA ADR                           7,879         123,622
Banco Santander Central Hispano SA ADR                          13,658         156,657
Barclays PLC ADR                                                 7,151         273,740
Credit Suisse Group ADR                                          2,853         114,263
HSBC Holdings PLC ADR                                            5,207         413,228
Lloyds TSB Group PLC ADR                                         3,255         108,457
Deutsche Bank AG ADR                                             1,396         108,776
UBS AG ADR                                                       2,675         206,911
                                                                          ------------
                                                                             1,716,257
                                                                          ------------
Insurance (6.53%)
Aegon NV ADR                                                     2,886          37,085
Allianz AG ADR                                                   8,357          98,780
AXA SA ADR                                                       3,684          90,221
ING Groep NV ADR                                                 4,532         125,672
Prudential PLC ADR                                               2,045          36,871
Royal & Sun Alliance Insurance Group ADR                         1,727          12,365
Swiss Reinsurance ADR                                              960          59,664
Zurich Financial Services AG ADR                                 1,265          21,012
                                                                          ------------
                                                                               481,671
                                                                          ------------
Total Banking & Financial Service                                            2,197,927
                                                                          ------------

Communications (17.05%)
Media (0.84%)
Vivendi Universal SA ADR*                                        2,033          62,169
                                                                          ------------
                                                                                62,169
                                                                          ------------
Telecommunications (16.21%)
Alcatel SA ADR*                                                  1,772          19,350
BT Group PLC ADR                                                 1,960          76,930
Deutsche Telekom AG ADR*                                         6,025         112,366
Telefonaktiebolaget LM Ericsson ADR*                             3,394         106,673
Nokia OYJ ADR                                                   13,928         234,826
Telecom Italia SpA ADR                                           2,647          85,180
Telefonica SA ADR                                                3,717         187,485
Vodafone Group PLC ADR                                          14,810         372,916
                                                                          ------------
                                                                             1,195,728
                                                                          ------------
Total Communications                                                         1,257,897
                                                                          ------------
Consumer, Cyclical (1.06%)
Auto Manufacturers (1.06%)
DaimlerChrysler AG ADR                                           1,935          77,961
                                                                          ------------
Total Consumer, Cyclical                                                        77,961
                                                                          ------------
Consumer, Non-cyclical (20.57%)
Beverages (1.45%)
                                                                          ------------
Diageo PLC ADR                                                   1,835         106,650
                                                                          ------------
Cosmetics/Personal Care (1.60%)
L'Oreal SA ADR                                                   3,005          43,603
Koninklijke Ahold NV ADR                                         9,773          74,275
                                                                          ------------
                                                                               117,877
                                                                          ------------
Food (4.12%)
Nestle SA ADR                                                    3,165         208,732
Unilever NV ADR                                                  1,436          95,551
                                                                          ------------
                                                                               304,283
                                                                          ------------
Pharmaceuticals (13.40%)
AstraZeneca PLC ADR                                              3,798         161,491
GlaxoSmithKline PLC ADR                                          6,788         337,364
Novartis AG ADR                                                  5,857         285,997
Roche Holding AG ADR                                             3,216         203,766
                                                                          ------------
                                                                               988,618
                                                                          ------------
Total Consumer, Non-Cyclical                                                 1,517,428
                                                                          ------------

Energy (20.37%)
Oil & Gas (20.37%)
BP PLC ADR                                                       8,176         492,195
ENI SpA ADR                                                      1,513         194,088
Royal Dutch Petroleum Co ADR                                     5,120         299,930
Shell Transport & Trading Co PLC ADR                             3,754         196,897
Total SA ADR                                                     2,879         320,116
                                                                          ------------
Total Energy                                                                 1,503,226
                                                                          ------------
Industrial (3.15%)
Electronics (1.04%)
                                                                          ------------
Koninklijke Philips Electronics NV ADR                           2,984          76,450
                                                                          ------------
Miscellaneous Manufacturer (2.12%)
                                                                          ------------
Siemens AG ADR                                                   2,135         156,325
                                                                          ------------
Total Industrial                                                               232,775
                                                                          ------------

Technology (1.10%)
Software (1.10%)
                                                                          ------------
SAP AG ADR                                                       1,967          81,139
                                                                          ------------
Total Technology                                                81,139
                                                                          ------------
Utilities (2.72%)
Electric (1.94%)
                                                                          ------------
E.ON AG ADR                                                      4,935         143,115
                                                                          ------------
Water (0.78%)
                                                                          ------------
Suez SA ADR                                                      2,137          57,571
                                                                          ------------
Total Utilities                                                                200,686
                                                                          ------------

                                                                          ------------
Total Common Stocks (cost $6,726,491)                                        7,209,533
                                                                          ------------

Short-term Investments (1.35%)                                               Par Value
                                                                          ------------
U.S. T-Bill 7/28/05 (cost $99,565)                             100,000          99,565
                                                                          ------------
Total Investments (Cost $6,826,056)                                          7,309,098
                                                                          ------------
Other Net Assets (0.94%)                                                        69,193
                                                                          ------------
Net Assets                                                                   7,378,291
                                                                          ------------
* Non-Income Producing Security
ADR - American Depositary Receipts

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                          6,826,056
Unrealized Appreciation                                                      1,026,850
Unrealized Depreciation                                                       (543,808)
                                                                          ------------
Net Unrealized Appreciation(Depreciation)                                      483,042
                                                                          ------------

----------------------------------------------------------------------------
NASDAQ-100 INDEX FUND
----------------------------------------------------------------------------
Portfolio of Investments, 5/31/05 (unaudited)
Common Stock (95.88%)
Basic Materials (0.52%)                                         Shares           Value
Sigma-Aldrich Corp                                                 968    $     57,993
Smurfit-Stone Container Corp*                                    3,522          38,284
                                                                          ------------
Total Basic Materials                                                           96,277
                                                                          ------------

Communications (28.4%)
Amazon.Com Inc*                                                  3,825         135,826
Check Point Software Technologies*                               3,587          81,461
Cisco Systems Inc*                                              31,721         614,753
Comcast Corp*                                                   13,117         422,367
Comverse Technology Inc*                                         2,942          69,225
eBay Inc*                                                       13,332         506,749
EchoStar Communications Corp*                                    3,155          92,221
IAC/InterActiveCorp*                                             9,939         243,506
JDS Uniphase Corp*                                              22,545          34,494
Juniper Networks Inc*                                            4,839         124,072
Lamar Advertising Co*                                            1,224          51,188
Level 3 Communications Inc*                                      9,285          19,313
Liberty Global Inc                                               2,400         100,584
MCI Inc                                                          4,700         120,414
Nextel Communications Inc*                                      19,140         577,645
NTL Inc*                                                         1,300          83,564
Qualcomm Inc                                                    27,068       1,008,554
Sirius Satellite Radio Inc*                                     18,400         111,136
Symantec Corp*                                                   9,332         210,997
Telefonaktiebolaget LM Ericsson                                  2,400          75,432
Tellabs Inc*                                                     3,436          28,244
VeriSign Inc*                                                    3,318         107,337
XM Satellite Radio Holdings Inc*                                 2,800          89,908
Yahoo! Inc*                                                      9,017         335,432
                                                                          ------------
Total Communications                                                         5,244,422
                                                                          ------------

Consumer, Cyclical (10.19%)
Bed Bath & Beyond Inc*                                           5,723         232,640
CDW Corp                                                         1,224          71,212
Cintas Corp                                                      2,913         117,598
Costco Wholesale Corp                                            3,439         156,199
Dollar Tree Stores Inc*                                          1,584          39,283
Fastenal Co                                                      1,054          61,258
Paccar Inc                                                       2,754         194,846
Petsmart Inc                                                     2,060          65,446
Ross Stores Inc                                                  2,056          57,938
Sears Holdings Corp*                                             1,700         249,390
Staples Inc                                                      7,098         152,820
Starbucks Corp*                                                  7,619         417,140
Wynn Resorts Ltd*                                                1,400          65,590
                                                                          ------------
Total Consumer, Cyclical                                                     1,881,360
                                                                          ------------

Consumer, Non-cyclical (14.79%)
Amgen Inc*                                                       8,101         506,961
Apollo Group Inc*                                                2,622         205,827
Biogen Idec Inc*                                                 4,889         191,160
Biomet Inc                                                       4,843         182,533
Career Education Corp*                                           1,414          49,023
Chiron Corp*                                                     3,717         139,536
Dentsply International Inc                                       1,094          62,413
Express Scripts Inc*                                             1,022          94,423
Genzyme Corp*                                                    4,086         254,926
Gilead Sciences Inc*                                             5,948         242,678
Invitrogen Corp*                                                   742          58,863
Lincare Holdings Inc*                                            1,389          61,060
Medimmune Inc*                                                   3,776          99,686
Millennium Pharmaceuticals Inc*                                  4,612          38,602
Patterson Cos Inc*                                               1,906          86,513
Paychex Inc                                                      5,080         146,710
Teva Pharmaceutical Industries Ltd                               6,184         206,360
Whole Foods Market Inc                                             869         103,394
                                                                          ------------
Total Consumer, Non-cyclical                                                 2,730,668
                                                                          ------------

Industrial (2.51%)
American Power Conversion Corp                                   2,777          70,702
CH Robinson Worldwide Inc                                        1,223          69,919
Expeditors International Washington Inc                          1,500          76,470
Flextronics International Ltd*                                   8,478         108,349
Garmin Ltd                                                       1,391          61,691
Molex Inc                                                        1,429          37,854
Sanmina-SCI Corp*                                                7,670          39,347
                                                                          ------------
Total Industrial                                                               464,332
                                                                          ------------

Technology (39.47%)
Adobe Systems Inc                                                6,654         219,981
Altera Corp*                                                     7,208         159,946
Apple Computer Inc*                                             15,000         595,650
Applied Materials Inc*                                          12,109         198,709
ATI Technologies Inc                                             3,325          50,108
Autodesk Inc                                                     3,200         126,656
BEA Systems Inc*                                                 5,204          43,870
Broadcom Corp*                                                   3,324         117,969
Citrix Systems Inc*                                              2,835          71,329
Cognizant Technology Solutions Corp*                             1,800          86,400
Dell Inc*                                                       12,359         493,001
Electronic Arts Inc*                                             4,382         230,230
Fiserv Inc*                                                      3,459         148,737
Intel Corp                                                      29,872         804,453
Intersil Corp                                                    1,947          36,526
Intuit Inc*                                                      3,416         147,640
Kla-Tencor Corp*                                                 3,369         152,986
Lam Research Corp*                                               1,871          57,402
Linear Technology Corp                                           5,819         218,038
Marvell Technology Group Ltd*                                    3,356         137,462
Maxim Integrated Products Inc                                    6,384         251,530
Mercury Interactive Corp*                                        1,482          66,868
Microchip Technology Inc                                         2,516          74,574
Microsoft Corp                                                  50,422       1,300,888
Network Appliance Inc*                                           5,156         148,287
Novellus Systems Inc*                                            2,060          54,899
Oracle Corp*                                                    29,726         381,087
Pixar*                                                           1,616          85,212
QLogic Corp*                                                     1,377          44,092
Research In Motion Ltd                                           2,578         213,510
SanDisk Corp*                                                    2,024          52,806
Siebel Systems Inc*                                              8,163          75,263
Sun Microsystems Inc*                                           20,014          76,253
Synopsys Inc*                                                    2,087          37,712
Veritas Software Corp*                                           6,099         151,682
Xilinx Inc                                                       6,348         176,154
                                                                          ------------
Total Technology                                                             7,287,910
                                                                          ------------
Total Common Stock (Cost $19,956,812)                                       17,704,969
                                                                          ------------

Short-Term Investments (3.78%)                               Par Value
United States Treasury Bill 7/28/05 (a)                        300,000         298,702
United States Treasury Bill 6/23/05 (a)                        400,000         399,340
                                                                          ------------
Total Short-Term Investments (Cost $698,042)                                   698,042
                                                                          ------------
Total Investments (Cost $20,654,854)                                        18,403,011
                                                                          ------------
Net Other Assets                                                                63,548
                                                                          ------------
Net Assets                                                                  18,466,559
                                                                          ------------
* Non-Income Producing Security

At 5/31/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                         20,654,854
Unrealized Appreciation                                                      3,833,018
Unrealized Depreciation                                                     (6,084,861)
Net Unrealized Appreciation(Depreciation)                                   (2,251,843)

(a)At 5/31/05, certain U.S. T-Bills with a market value of $99,836 were pledged to cover margin requirements for futures contracts.

Futures contracts at 5/31/05:
(Contracts-$100 times premium/delivery month/commitment)
Nasdaq 100 Index: 4/Jun 05/Long
                                                                          ------------
Unrealized Appreciation                                                         11,046
                                                                          ------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date July 29, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date July 29, 2005


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date July 29,2005